CAPITAL STOCK 1	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity [Abstract]
CAPITAL STOCK 1

NOTE 8 – CAPITAL STOCK

Preferred Stock

The Company is authorized to issue up to 10,000,000 shares of “blank check” preferred stock, $0.0001 par value.

Series B Convertible Preferred Stock

On March 28, 2024 and amended on June 27, 2024, the Company designated 6,000 shares of the Company’s Series B Convertible Preferred Stock, par value $0.0001 per share (the “Series B Preferred Stock”). Each Series B Preferred Stock share has a stated value equal to $1,100, subject to increase under the terms of the designation (the “Stated Value”). As of September 30, 2025 and December 31, 2024, there were 82 and 1,620 shares of Series B Preferred Stock issued and outstanding, respectively.

Effective on January 3rd and 6th, 2025, we agreed to definitive terms on Securities Purchase Agreements (the “January 2025 SPAs”), with certain institutional accredited investors (the “January 2025 Purchasers”), pursuant to which the Company sold the January 2025 Purchasers, and the January 2025 Purchasers purchased from the Company, 300 shares of Series B Preferred Stock for $300,000, and warrants to purchase 396,000 shares of common stock with an exercise price of $2.61 per share; 500 shares of Series B Preferred Stock for $500,000, and warrants to purchase 660,000 shares of common stock with an exercise price of $2.59 per share; and 50 shares of Series B Preferred Stock for $50,000, and warrants to purchase 66,000 shares of common stock with an exercise price of $2.59 per share, respectively. Each of the January 2025 SPAs closed on the dates they were entered into, and the warrants were granted on the same dates.

On January 15, 2025, the Company sold the Purchaser the final 250 shares of Series B Preferred Stock (the “Final Fourth Closing Shares”) for $250,000 in connection with a partial and final closing of the Fourth Closing.

On February 12, 2025, a holder of the Company’s Series B Convertible Preferred Stock converted 216 shares of Series B Convertible Preferred Stock (with an aggregate stated value of $237,600) into 105,600 shares of common stock of the Company pursuant to the terms of such Series B Convertible Preferred Stock, including the current conversion price of $2.25 per share.

On March 25, 2025, a holder of the Company’s Series B Convertible Preferred Stock converted 146 shares of Series B Convertible Preferred Stock (with an aggregate stated value of $385,000) into 256,667 shares of common stock of the Company pursuant to the terms of such Series B Convertible Preferred Stock, including the current conversion price of $1.50 per share.

On March 25, 2025, a holder of the Company’s Series B Convertible Preferred Stock converted 116 shares of Series B Convertible Preferred Stock (with an aggregate stated value of $160,602) into 107,067 shares of common stock of the Company pursuant to the terms of such Series B Convertible Preferred Stock, including the current conversion price of $1.50 per share.

On March 25, 2025, a holder of the Company’s Series B Convertible Preferred Stock converted 350 shares of Series B Convertible Preferred Stock (with an aggregate stated value of $127,602) into 85,067 shares of common stock of the Company pursuant to the terms of such Series B Convertible Preferred Stock, including the current conversion price of $1.50 per share.

On March 26, 2025, a holder of the Company’s Series B Convertible Preferred Stock converted 218 shares of Series B Convertible Preferred Stock (with an aggregate stated value of $239,800) into 159,866 shares of common stock of the Company pursuant to the terms of such Series B Convertible Preferred Stock, including the current conversion price of $1.50 per share.

On March 28, 2025, a holder of the Company’s Series B Convertible Preferred Stock converted 74 shares of Series B Convertible Preferred Stock (with an aggregate stated value of $63,801) into 42,533 shares of common stock of the Company pursuant to the terms of such Series B Convertible Preferred Stock, including the current conversion price of $1.50 per share.

On March 28, 2025, a holder of the Company’s Series B Convertible Preferred Stock converted 260 shares of Series B Convertible Preferred Stock (with an aggregate stated value of $286,002) into 190,667 shares of common stock of the Company pursuant to the terms of such Series B Convertible Preferred Stock, including the current conversion price of $1.50 per share.

On March 28, 2025, a holder of the Company’s Series B Convertible Preferred Stock converted 58 shares of Series B Convertible Preferred Stock (with an aggregate stated value of $81,402) into 54,267 shares of common stock of the Company pursuant to the terms of such Series B Convertible Preferred Stock, including the current conversion price of $1.50 per share.

On March 17, 2025, with the approval of the shareholders of the Company at the special meeting of shareholders held on the same date, the Company submitted to the Secretary of the State of Texas, an amendment to the Certificate of Designations, Preferences and Rights of Series B Convertible Preferred Stock of Mangoceuticals, Inc., to: (a) reduce the conversion price set forth therein to a fixed price of $1.50 per share (subject to customary adjustments for stock splits) (compared to having a fixed conversion price of $2.25 prior to the amendment); (b) reduce the floor price set forth therein from $2.25 to $1.50 per share (subject to customary adjustments for stock splits); (c) remove the dividend rights set forth therein (except for standard participatory rights for dividends declared on the Company’s common stock); and exclude the Company’s current wholly-owned subsidiary, Mango & Peaches, from the definition of Change of Control Transaction thereunder (as a result, the issuance of securities of Mango & Peaches to Mr. Jacob Cohen, the Company’s Chief Executive Officer and Chairman, will not be a Change of Control Transaction, trigger an event of default under the Series B Preferred Stock or be deemed an Equity Condition (as defined in the designation of the Series B Preferred Stock)(the “Designation Amendment”).

On April 3, 2025, a holder of the Company’s Series B Convertible Preferred Stock converted 350 shares of Series B Convertible Preferred Stock (with an aggregate stated value of $385,000) into 256,667 shares of common stock of the Company pursuant to the terms of such Series B Convertible Preferred Stock, including the current conversion price of $1.50 per share.

On April 11, 2025, the Company agreed to definitive terms on a Securities Purchase Agreement with an institutional accredited investor pursuant to which the Company sold the Purchaser, and the Purchaser purchased from the Company 100 shares of Series B Convertible Preferred Stock of the Company for $100,000.

On April 28, 2025, a holder of the Company’s Series B Convertible Preferred Stock converted 100 shares of Series B Convertible Preferred Stock (with an aggregate stated value of $110,000) into 73,333 shares of common stock of the Company pursuant to the terms of such Series B Convertible Preferred Stock, including the current conversion price of $1.50 per share.

On May 1, 2025, a holder of the Company’s Series B Convertible Preferred Stock converted 300 shares of Series B Convertible Preferred Stock (with an aggregate stated value of $330,000) into 220,000 shares of common stock of the Company pursuant to the terms of such Series B Convertible Preferred Stock, including the current conversion price of $1.50 per share.

On June 5, 2025, a holder of the Company’s Series B Convertible Preferred Stock converted 100 shares of Series B Convertible Preferred Stock (with an aggregate stated value of $110,000) into 73,333 shares of common stock of the Company pursuant to the terms of such Series B Convertible Preferred Stock, including the current conversion price of $1.50 per share.

On September 15, 2025, a holder of the Company’s Series B Convertible Preferred Stock converted 500 shares of Series B Convertible Preferred Stock (with an aggregate stated value of $550,000) into 366,667 shares of common stock of the Company pursuant to the terms of such Series B Convertible Preferred Stock, including the current conversion price of $1.50 per share.

6% Series C Convertible Cumulative Preferred Stock

On April 18, 2024, the Company designated 6,250,000 shares of a then new series of preferred stock, par value $0.0001 per share, the Company’s “6% Series C Convertible Cumulative Preferred Stock” (the “Series C Preferred Stock”). As of September 30, 2025 and December 31, 2024, there were 980,000 and 980,000 shares of Series C Preferred Stock issued and outstanding, respectively. The Series C Preferred Stock has a stated value equal to $20 per share, subject to increase under the terms of the designation (the “Stated Value”).

As of September 30, 2025, the aggregate and per-share amounts of arrearages in cumulative preferred dividends is $1,684,109 and $1.70, respectively. Per the terms of the Series C Preferred Stock designation, undeclared dividends increase the stated value of the instruments.

On April 24, 2024, the Company entered into a Patent Purchase Agreement, with Intramont Technologies, Inc. (“Intramont” and the “Intramont Purchase Agreement”). Pursuant to the Intramont Purchase Agreement, the Company purchased certain patents and patent applications owned by Intramont, related to the prevention of infections, including the common cold, respiratory diseases, and orally transmitted diseases such as human papillomavirus (HPV), in consideration for $20,000,000, which was payable to Intramont by (a) the issuance of 980,000 shares of Series C Preferred Stock, with a face value of $20.00 per share, for a total value of $19,600,000; and (b) $400,000 in cash, (i) with $200,000 payable on or before June 30, 2024, (ii) $100,000 payable on or before August 31, 2024, and (iii) $100,000 payable on or before November 30, 2024. The Company and Intramont have agreed to payment in full by December 31, 2024, of which $27,000 has been paid as of December 31, 2024.

On February 11, 2025, and effective on December 31, 2024, we and Intramont entered into a letter agreement, amending the IP Purchase Agreement (the “Amendment Letter”), pursuant to which Intramont has agreed that all funds paid by the Company towards the furtherance and development of the Patents would be credited against the Cash Payments owed to Intramont and we agreed to work in good faith with Intramont on financing, developing and commercializing the Patents.

As a result of the Amendment Letter, a total of $160,684 remains due to Intramont in connection with the Cash Payments as of September 30, 2025, which the Company expects to pay over time, by way of expenses associated with the development of the Patents.

Common Stock

On October 5, 2024, the Company announced that the Board of Directors approved a reverse stock split of its common stock at a ratio of 1-to-15. The Reverse Stock Split was completed on October 16, 2024 and resulted in 32,019,354 issued and outstanding shares of common stock being reduced to 2,134,625 shares of common stock.

The Reverse Stock Split had no effect on the par value or on the number of authorized shares of common stock. The Company issued one whole share of common stock to any shareholder that would have received a fractional share as a result of the Reverse Stock Split. Therefore, no fractional shares were issued in connection with the Reverse Stock Split and no cash or other consideration was paid in connection with any fractional shares that resulted from the Reverse Stock Split.

As the par value per share of common stock was not changed in connection with the Reverse Stock Split, we recorded a decrease to common stock on our condensed consolidated balance sheet with a corresponding increase in additional paid-in capital as of December 31, 2024. The Company adjusted the number of outstanding shares of common stock on the condensed consolidated balance sheet and in the statement of changes in stockholders’ equity for all periods presented to reflect the impacts of the Reverse Stock Split.

Unless otherwise noted, all references in the condensed consolidated financial statements and notes to condensed consolidated financial statements to the number of shares, per share data, restricted stock and stock option data have been retroactively adjusted to give effect to the Reverse Stock Split for each period presented.

The Company is authorized to issue 200,000,000 shares of common stock, par value $0.0001 per share, of which 3,245,641 shares were issued and outstanding at December 31, 2024, and 13,883,103 shares were issued and outstanding at September 30, 2025.

On January 15, 2025, pursuant to the Debt Conversion Agreement, the Company and Mill End agreed to convert the entire $150,000 owed by the Company to Mill End under the Promissory Note, into an aggregate of 100,000 shares of restricted common stock of the Company, based on an agreed conversion price of $1.50 per share. Pursuant to the Debt Conversion Agreement, which included customary representations and warranties of the parties, Mill End agreed that the shares of common stock issuable in connection therewith were in full and complete satisfaction of amounts owed under the Converted Note.

On January 15, 2025, we entered into a Consulting Agreement with 2 B MD (“2 B MD”), whereby 2 B MD agreed to provide general marketing and design related services as reasonably requested by the Company during the term of the agreement, which was for 12 months, unless otherwise earlier terminated due to breach of the agreement by either party, and the failure to cure such breach 30 days after written notice thereof. In consideration for agreeing to provide the services under the agreement, the Company issued 2 B MD 15,000 shares of common stock under the Company’s 2022 Equity Incentive Plan. The shares were valued at $2.55 per share for a total of $38,250.

On January 15, 2025, we entered into a Consulting Agreement with Alicia Stathopoulos (“Alicia”), whereby Alicia agreed to provide general marketing and design related services as reasonably requested by the Company during the term of the agreement, which was for 12 months, unless otherwise earlier terminated due to breach of the agreement by either party, and the failure to cure such breach 30 days after written notice thereof. In consideration for agreeing to provide the services under the agreement, the Company issued Alicia 15,000 shares of common stock under the Company’s 2022 Equity Incentive Plan. The shares were valued at $2.55 per share for a total of $38,250.

On January 15, 2025, we entered into a Consulting Agreement with Victoria Valentine (“Victoria”), whereby Victoria agreed to provide general marketing and design related services as reasonably requested by the Company during the term of the agreement, which was for 12 months, unless otherwise earlier terminated due to breach of the agreement by either party, and the failure to cure such breach 30 days after written notice thereof. In consideration for agreeing to provide the services under the agreement, the Company issued Victoria 15,000 shares common stock under the Company’s 2022 Equity Incentive Plan. The shares were valued at $2.55 per share for a total of $38,250.

On January 15, 2025, we entered into a Consulting Agreement with Safaya Investment In Commercial Enterprises & Management Co. L.L.C (“Safaya”), whereby Safaya agreed to provide general consulting services as reasonably requested by the Company during the term of the agreement, which was for 12 months, unless otherwise earlier terminated due to breach of the agreement by either party, and the failure to cure such breach 30 days after written notice thereof. In consideration for agreeing to provide the services under the agreement, the Company issued Safaya 50,000 shares of common stock under the Company’s 2022 Equity Incentive Plan. The shares were valued at $2.55 per share for a total of $127,500.

On January 15, 2025, we amended our Consulting Agreement with North York, Ltd., to include additional services related to identifying various business opportunities and strategic partnerships as reasonably requested by the Company during the term of the agreement. In consideration for agreeing to provide the additional services, the Company agreed to issue North an additional 125,000 shares of common stock (for a total of 225,000 shares of common stock) under the Second Amended and Restated Mangoceuticals, Inc. 2022 Plan. The additional shares were valued at $2.55 per share for a total of $318,750.

On January 30, 2025, the Company entered into a Master Distribution Agreement (the “MDA”), with Propre Energie Inc (“Propre”). Pursuant to the MDA, the Company will license certain intellectual property and patent rights from Propre relating to clinically proven, plant-based formulations targeting hyperpigmentation, dark spots, uneven skin tone, and skin brightening through advanced solutions marketed under the brand Dermytol®.

We agreed pursuant to the MDA to pay Propre 650,000 shares of the Company’s restricted common stock (the “Propre Shares”) and 1% of the gross sales revenue we generate during the term of the MDA. The MDA has a term of three years, renewable thereafter for up to three additional one year terms, provided that neither party provides the other notice of termination at least 90 days prior to the renewal date, provided that Propre has a right of termination in the event we sell substantially all of our assets or a majority interest in the Company during the term and either party may terminate the agreement if the other party breaches the MDA and fails to cure such breach within 90 days or becomes insolvent. The MDA contains customary confidentiality provisions, representations and warranties of the parties, indemnification obligations, disclaimers and covenants, for an agreement of type and size of the MDA.

On February 3, 2025, the Company entered into a Subscription Agreement pursuant to which the purchaser agreed to purchase 70,000 shares of common stock of the Company’s restricted common stock from the Company for a total of $105,000, $1.50 per share. The Subscription Agreement included customary representations and warranties of the Purchaser and the Company.

On February 7, 2025, the Company entered into a Subscription Agreement pursuant to which the purchaser agreed to purchase 155,555 shares of common stock of the Company’s restricted common stock from the Company for a total of $350,000 (or $2.25 per share). The Subscription Agreement included customary representations and warranties of the Purchaser and the Company.

On February 7, 2025, we entered into a Consulting Agreement with Spartan Crest Capital Corp. (“Spartan”), whereby Spartan agreed to provide general marketing and consulting services as reasonably requested by the Company during the term of the agreement, which was for 6 months, unless otherwise earlier terminated due to breach of the agreement by either party, and the failure to cure such breach 30 days after written notice thereof. In consideration for agreeing to provide the services under the agreement, the Company issued Spartan 20,000 shares of common stock under the Company’s 2022 Plan. The shares were valued at $4.25 per share for a total of $85,000.

On February 7, 2025, we entered into a Consulting Agreement with Sendero Holdings, Ltd. (“Sendero”), whereby Sendero agreed to provide general marketing and consulting services as reasonably requested by the Company during the term of the agreement, which was for 6 months, unless otherwise earlier terminated due to breach of the agreement by either party, and the failure to cure such breach 30 days after written notice thereof. In consideration for agreeing to provide the services under the agreement, the Company issued Sendero 72,000 shares of common stock under the Company’s 2022 Plan. The shares were valued at $4.25 per share for a total of $306,000.

On February 7, 2025, we entered into a Consulting Agreement with Pat Ceci (“Ceci”), whereby Ceci agreed to provide general marketing and consulting services as reasonably requested by the Company during the term of the agreement, which was for 6 months, unless otherwise earlier terminated due to breach of the agreement by either party, and the failure to cure such breach 30 days after written notice thereof. In consideration for agreeing to provide the services under the agreement, the Company issued Ceci 10,000 shares of common stock under the Company’s 2022 Plan. The shares were valued at $4.25 per share for a total of $42,500.

On February 10, 2025, the Company received a Notice of Exercise from a holder of warrants to purchase shares of common stock relating to the exercise of warrants to purchase 140,000 shares of common stock with an exercise price of $1.50 per share. The Company received the $210,000 aggregate exercise price and issued 140,000 shares of common stock to the prior holder on February 11, 2025.

On February 11, 2025, the Company received a Notice of Exercise from a holder of warrants to purchase shares of common stock relating to the exercise of warrants to purchase 100,000 shares of common stock with an exercise price of $1.50 per share. The Company received the $150,000 aggregate exercise price and issued 100,000 shares of common stock to the prior holder on February 12, 2025.

On February 12, 2025, a holder of the Company’s Series B Convertible Preferred Stock converted 216 shares of Series B Convertible Preferred Stock (with an aggregate stated value of $237,600) into 105,600 shares of common stock of the Company pursuant to the terms of such Series B Convertible Preferred Stock, including the current conversion price of $2.25 per share.

On February 14, 2025, the Company received a Notice of Exercise from a holder of warrants to purchase shares of common stock relating to the exercise of warrants to purchase 80,000 shares of common stock with an exercise price of $1.50 per share. The Company received the $120,000 aggregate exercise price and issued 80,000 shares of common stock to the prior holder on February 14, 2025.

On February 19, 2025, the Company entered into a Consulting Agreement with 6330 Investment & Consulting Gmbh (“6330 Consulting”), to provide certain strategic business advisory services related to making certain introductions of strategic partners and potential acquisition opportunities to the Company, and as reasonably requested by the Company during the term of the Agreement, which is for 12 months, unless otherwise earlier terminated due to breach of the agreement by either party, and the failure to cure such breach 30 days after written notice thereof. In consideration for agreeing to provide the services under the agreement, the Company agreed to issue 6330 Consulting 200,000 shares of common stock of the Company’s restricted common stock upon the parties’ entry into the agreement. The agreement contains customary confidentiality and non-solicitation provisions. The shares were exempt from registration pursuant to Section 4(a)(2) and/or Rule 506 of the Securities Act. The price of the shares on the date of issuance was $4.72 with a total value of $944,000 included in the $1,558,319 investor relations expenses on the statements of operations for the nine month period ended, September 30, 2025. This amount is also included in the stock based compensation on the statement of changes in stockholders’ equity and the statements of cash flows for the period ended, September 30, 2025.

On March 20, 2025, the Company entered into a Subscription Agreement pursuant to which the purchaser agreed to purchase 80,000 shares of common stock of the Company’s restricted common stock from the Company for a total of $200,000 (or $2.50 per share). The Subscription Agreement included customary representations and warranties of the Purchaser and the Company.

On March 25, 2025, the Company entered into a Master Distribution Agreement (the “Navy MDA”), with Navy Wharf, Ltd (“Navy”). Pursuant to the Navy MDA, the Company will license certain intellectual property rights from Navy relating to composition and natural formula for a nutraceutical product to manage blood glucose and HbA1c levels to be marketed and sold under the brand Diabetinol®

We agreed pursuant to the Navy MDA to pay Navy 1,000,000 shares of the Company’s restricted common stock (the “Navy Shares”) and 10% of the net sales revenue we generate during the term of the Navy MDA. The Navy MDA has a term of in perpetuity, provided that Navy has a right of termination in the event we sell substantially all of our assets or a majority interest in the Company during the term and either party may terminate the agreement if the other party breaches the Navy MDA and fails to cure such breach within 90 days or becomes insolvent. The Navy MDA contains customary confidentiality provisions, representations and warranties of the parties, indemnification obligations, disclaimers and covenants, for an agreement of type and size of the Navy MDA.

On July 30, 2025, the Company entered into a Mutual Rescission and Release Agreement (a “Rescission Agreement”) with Navy Wharf, pursuant to which the Company and Navy Wharf agreed to terminate and rescind the MSA, effective as of July 30, 2025, and each of the parties provided mutual releases of their obligations under the MSA, subject to certain continuing representations and warranties of Navy Wharf, and Navy Wharf agreed to cancel all of the Navy Shares (the “Rescission”). As a result of the Recission Agreement, the Company cancelled the 1,000,000 shares previously issued to Navy Wharf at $4.75 per share, or $4,750,000. The Company incurred no material early termination penalties in connection with the Rescission.

On March 25, 2025, a holder of the Company’s Series B Convertible Preferred Stock converted 350 shares of Series B Convertible Preferred Stock (with an aggregate stated value of $385,000) into 256,667 shares of common stock of the Company pursuant to the terms of such Series B Convertible Preferred Stock, including the current conversion price of $1.50 per share.

On March 25, 2025, a holder of the Company’s Series B Convertible Preferred Stock converted 116 shares of Series B Convertible Preferred Stock (with an aggregate stated value of $127,600) into 85,067 shares of common stock of the Company pursuant to the terms of such Series B Convertible Preferred Stock, including the current conversion price of $1.50 per share.

On March 25, 2025, a holder of the Company’s Series B Convertible Preferred Stock converted 146 shares of Series B Convertible Preferred Stock (with an aggregate stated value of $160,600) into 107,067 shares of common stock of the Company pursuant to the terms of such Series B Convertible Preferred Stock, including the current conversion price of $1.50 per share.

On March 26, 2025, a holder of the Company’s Series B Convertible Preferred Stock converted 218 shares of Series B Convertible Preferred Stock (with an aggregate stated value of $239,800) into 159,867 shares of common stock of the Company pursuant to the terms of such Series B Convertible Preferred Stock, including the current conversion price of $1.50 per share.

On March 28, 2025, a holder of the Company’s Series B Convertible Preferred Stock converted 74 shares of Series B Convertible Preferred Stock (with an aggregate stated value of $63,800) into 42,533 shares of common stock of the Company pursuant to the terms of such Series B Convertible Preferred Stock, including the current conversion price of $1.50 per share.

On March 28, 2025, a holder of the Company’s Series B Convertible Preferred Stock converted 260 shares of Series B Convertible Preferred Stock (with an aggregate stated value of $286,000) into 190,667 shares of common stock of the Company pursuant to the terms of such Series B Convertible Preferred Stock, including the current conversion price of $1.50 per share.

On March 28, 2025, a holder of the Company’s Series B Convertible Preferred Stock converted 58 shares of Series B Convertible Preferred Stock (with an aggregate stated value of $81,400) into 54,267 shares of common stock of the Company pursuant to the terms of such Series B Convertible Preferred Stock, including the current conversion price of $1.50 per share.

On March 17, 2025, at a Special Meeting of the stockholders of the Company, the stockholders of the Company approved a Second Amendment to the Mangoceuticals, Inc. 2022 Equity Incentive Plan (“Second Amendment” and the Amended and Restated Mangoceuticals, Inc. 2022 Equity Incentive Plan, as amended by the Second Amendment, the “2022 Plan”). The Second Amendment was originally approved by the Board of Directors of the Company on February 15, 2025, subject to stockholder approval and the Second Amendment became effective at the time of stockholder approval.

The 2022 Plan provides an opportunity for any employee, officer, director or consultant of the Company, subject to limitations provided by federal or state securities laws, to receive (i) incentive stock options (to eligible employees only); (ii) nonqualified stock options; (iii) stock appreciation rights; (iv) restricted stock awards; (v) restricted stock units; (vi) shares in performance of services; (vii) other awards of equity or equity based compensation; or (viii) any combination of the foregoing. In making such determinations, the Board or Compensation Committee may take into account the nature of the services rendered by such person, his or her present and potential contribution to the Company’s success, and such other factors as the Board or Compensation Committee, in its discretion shall deem relevant.

Subject to adjustment in connection with the payment of a stock dividend, a stock split or subdivision or combination of the shares of common stock, or a reorganization or reclassification of the Company’s common stock, the aggregate number of shares of common stock which may be issued pursuant to awards under the 2022 Plan is currently the sum of (i) 10,000,000, and (ii) an automatic increase on April 1st of each year for a period of six years commencing on April 1, 2026 and ending on (and including) April 1, 2032, in an amount equal to the lesser of (x) ten percent (10%) of the total shares of common stock of the Company outstanding on the last day of the immediately preceding fiscal year; and (y) 2,000,000 shares of common stock; provided, however, that the Board may act prior to April 1st of a given year to provide that the increase for such year will be a lesser number of shares of common stock. This is also known as an “evergreen” provision. Notwithstanding the foregoing, no more than a total of 26,000,000 shares of common stock (or awards) may be issued or granted under the 2022 Plan in aggregate, and no more than 26,000,000 shares of common stock may be issued pursuant to the exercise of Incentive Stock Options.

On April 2, 2025, MAAB Global Ltd. (“MAAB”), the holder of $500,000 of debt owed to MAAB from the Company, which amount was previously owed to Barstool Sports Inc., and subsequently purchased by MAAB in January 2025, was converted into 333,333 shares of the Company’s common stock, at a conversion price of $1.50 per share, pursuant to the terms of such debt, as amended on January 27, 2025. The principal balance of the note as of September 30, 2025 is $-0-.

On April 3, 2025, a holder of the Company’s Series B Convertible Preferred Stock converted 350 shares of Series B Convertible Preferred Stock (with an aggregate stated value of $385,000) into 256,667 shares of common stock of the Company pursuant to the terms of such Series B Convertible Preferred Stock, including the current conversion price of $1.50 per share.

On April 8, 2025, we entered into a Consulting Agreement with 2855322 Ontario Inc. (“2855322 Ontario”), whereby 2855322 Ontario agreed to provide financial advisory, investor awareness and related consulting services as reasonably requested by the Company during the term of the agreement, which is for 6 months. In consideration for agreeing to provide the services under the agreement, the Company issued 2855322 Ontario 28,260 shares of common stock valued at $1.60 per share for a total of $45,216.

Effective on April 10, 2025, the Company issued, after recommendation by the Compensation Committee of the Company’s Board of Directors and approval by the Board of Directors, an aggregate of 335,000 fully-vested and earned shares of Company common stock under the 2022 Plan, as a discretionary bonus for consideration for services rendered during 2025, to certain of the Company’s officers and directors, as discussed below.

Included as part of the issuances was the issuance of the following shares of common stock to officers and directors of the Company:

Recipient	Position With Company	Shares
Jacob D. Cohen	Chief Executive Officer and Chairman	200,000
Antonios Isaac	Former President and Director	60,000
Kenny Myers	Director	25,000
Alex Hamilton	Director	25,000
Lorraine D’Alessio	Director	25,000

On April 10, 2025, we entered into a Consulting Agreement with Luca Consulting, LLC, whereby Luca agreed to provide general consulting services as reasonably requested by the Company during the term of the agreement, which was for 12 months, unless otherwise earlier terminated due to breach of the agreement by either party, and the failure to cure such breach 30 days after written notice thereof. In consideration for agreeing to provide the services under the agreement, the Company issued Luca 60,000 shares of common stock under the Company’s 2022 Plan. The shares were valued at $1.57 per share for a total of $94,200.

On April 10, 2025, we amended our Consulting Agreement with North York, Ltd., to include additional services related to identifying various business opportunities and strategic partnerships as reasonably requested by the Company during the term of the agreement. In consideration for agreeing to provide the additional services, the Company agreed to issue North an additional 110,000 shares of common stock under the 2022 Plan. The additional shares were valued at $1.57 per share for a total of $172,700.

On April 16, 2025, we amended our Consulting Agreement with Spartan Crest Capital, to include additional services related to identifying various business opportunities and strategic partnerships as reasonably requested by the Company during the term of the agreement. In consideration for agreeing to provide the additional services, the Company agreed to issue Spartan an additional 410,000 shares of common stock under the 2022 Plan. The additional shares were valued at $2.00 per share for a total of $820,000.

On April 16, 2025, we entered into a Consulting Agreement with Cardinal Advisors, Ltd (“Cardinal”), whereby Cardinal agreed to provide general consulting services as reasonably requested by the Company during the term of the agreement, which was for 12 months, unless otherwise earlier terminated due to breach of the agreement by either party, and the failure to cure such breach 30 days after written notice thereof. In consideration for agreeing to provide the services under the agreement, the Company issued Cardinal 100,000 shares of common stock under the Company’s 2022 Plan. The shares were valued at $2.00 per share for a total of $200,000.

On April 18, 2025, we entered into a Consulting Agreement with ArcStone Securities and Investments Corp. (“ArcStone”), whereby ArcStone agreed to provide financial advisory, investor awareness and related consulting services as reasonably requested by the Company during the term of the agreement, which is for 6 months. In consideration for agreeing to provide the services under the agreement, the Company issued ArcStone 100,000 shares of common stock valued at $2.57 per share for a total of $257,000. On May 22, 2025, the Company and Arcstone agreed to cancel the agreement and cancellation of 50,000 shares of common stock valued at $2.57 per share for a total $128,500.

On April 28, 2025, a holder of the Company’s Series B Convertible Preferred Stock converted 100 shares of Series B Convertible Preferred Stock (with an aggregate stated value of $110,000) into 73,333 shares of common stock of the Company pursuant to the terms of such Series B Convertible Preferred Stock, including the current conversion price of $1.50 per share.

On May 1, 2025, a holder of the Company’s Series B Convertible Preferred Stock converted 300 shares of Series B Convertible Preferred Stock (with an aggregate stated value of $330,000) into 220,000 shares of common stock of the Company pursuant to the terms of such Series B Convertible Preferred Stock, including the current conversion price of $1.50 per share.

On May 1, 2025, we entered into a Consulting Agreement with LSTM Holdings, LLC (“LSTM”), whereby LSTM agreed to provide general consulting services as reasonably requested by the Company during the term of the agreement related to MangoRx Mexico S.A., which was for 12 months, unless otherwise earlier terminated due to breach of the agreement by either party, and the failure to cure such breach 30 days after written notice thereof. In consideration for agreeing to provide the services under the agreement, the Company issued LSTM 200,000 shares of common stock under the Company’s 2022 Plan. The shares were valued at $1.69 per share for a total of $338,000.

On May 5, 2025, the Company entered into a Compromise Settlement Agreement and Mutual Release (the “Settlement”) between the Company, Jacob D. Cohen, the Company’s Chief Executive Officer and Chairman and 1800 Diagonal Lending, LLC (“1800 Diagonal”). Pursuant to the Settlement and in consideration for general releases of all parties, and the dismissal of a lawsuit with prejudice, pursuant to which 1800 Diagonal has made claims against the Company and Mr. Cohen, the Company agreed to issue 1800 Diagonal 62,500 shares of restricted common stock of the Company (the “Settlement Shares”). The Settlement Agreement was entered into following a mediation between the parties. The shares were valued at $1.69 per share for a total of $105,625.

On May 22, 2025, we entered into a Consulting Agreement with Levo Healthcare Consulting, Inc. (“Levo”), to provide marketing services to the Company during the term of the agreement, which is for 12 months unless otherwise earlier terminated due to breach of the agreement by either party and the failure to cure such breach 30 days after written notice thereof. In consideration for agreeing to provide the services under the agreement, the Company agreed to pay Levo 120,000 shares of common stock under the 2022 Plan. The shares were valued at $1.48 per share for a total of $177,600. The Company will also pay a cash retainer of $25,000/month for Months 1–4 (June–September 2025); $30,000/month for Months 5–8 (October 2025–January 2026); $35,000/month from Month 9 onward (February 2026+).

On May 23, 2025, we entered into a Consulting Agreement with Legend Consulting LLC (“Legend”), whereby Legend agreed to provide management, development, and advisory services in connection with the nutraceutical products that leverage the intellectual property (“IP”) acquired by the Company. These services shall include, but are not limited to: Research, development, and formulation of new and existing products; Conducting market analysis and providing strategic business planning; Advising on regulatory compliance and industry standards; Coordinating manufacturing processes and optimizing supply chain operations; Providing branding strategies and marketing advisory services; and Performing any additional services as may be mutually agreed upon in writing by both parties which was for 12 months, unless otherwise earlier terminated due to breach of the agreement by either party, and the failure to cure such breach 30 days after written notice thereof. In consideration for agreeing to provide the services under the agreement, the Company issued Legend 240,000 shares of common stock under the Company’s 2022 Plan. The shares were valued at $1.83 per share for a total of $439,200.

On May 23, 2025, we entered into a Consulting Agreement with Joe Ontman (“Ontman”), whereby Ontman agreed to provide general marketing and business related services to the Company. These services shall include providing branding strategies and marketing advisory services and performing any additional services as may be mutually agreed upon in writing by both parties which was for 12 months, unless otherwise earlier terminated due to breach of the agreement by either party, and the failure to cure such breach 30 days after written notice thereof. In consideration for agreeing to provide the services under the agreement, the Company issued Ontman 70,000 shares of common stock under the Company’s 2022 Plan. The shares were valued at $1.83 per share for a total of $128,100.

On May 23, 2025, the Company entered into two Subscription Agreements with two accredited investors (the “Investors”), pursuant to which the Investors purchased an aggregate of 70,454 units, each consisting of one share of common stock and one half of one warrant to purchase one share of common stock, for a total of $1.65 per unit. As a result of the subscriptions, the Company, in consideration for $116,249 received from the Investors, issued 70,454 shares of common stock and warrants to purchase 35,227 shares of common stock (the “Investor Warrants”) to the Investors. The Subscription Agreements included customary representations and warranties of the Investors and the Company. The fair value of the warrants on the grant date was $66,635.

The Investor Warrants have an exercise price of $3.00 per share, a term through May 23, 2028 and cash only exercise rights. The Investor Warrants include a 4.999% beneficial ownership limitation, which may be increased to not more than 9.999% with not less than 61 days prior written notice from each holder. The Investor Warrants also provide that the Company has the right to accelerate the expiration of the Investor Warrants if the volume-weighted average price (VWAP) of the Company’s common stock on Nasdaq reaches or exceeds $3.00 per share for five consecutive trading days, with written notice to the warrant holder within two trading days. The notice must specify the trigger date, the relevant VWAP data, and an accelerated expiration date that is at least 30 calendar days from the date the notice is given. If the Investor Warrants are not exercised by 5:00 p.m. (New York time) on the accelerated expiration date, they will automatically expire and be of no further effect. In the event that the Company fails to provide an acceleration notice within two trading days after the applicable acceleration trigger date, the rights of the Company continue to apply to future acceleration trigger events, if any.

On June 2, 2025, a holder of Company warrants completed a cashless exercise of 294,643 equity-classified warrants, resulting in the issuance of 93,731 shares of common stock without paying cash proceeds. The warrants carried an exercise price of $1.50 per share and were exercised in accordance with a contractual net share settlement provision. The number of shares issued was calculated using a formula set forth in the warrants that takes into account the difference between the market price and the exercise price of the warrants. Specifically, the calculation used the volume-weighted average price (VWAP) of $2.20 per share on the relevant trading day, subtracted the exercise price of $1.50, and then multiplied the result by the number of warrants eligible for exercise, which was 294,643. This product was then divided by the VWAP of $2.20 to determine the final number of shares issued.

This non-cash transaction removed 294,643 warrants from the Company’s outstanding instruments and added 93,731 shares to common stock outstanding. The accounting impact was recorded within stockholders’ equity with no changes to cash or liabilities.

The transaction was consistent with ASC 505-20 and reflects the Company’s approach to prudent capital management. Management continues to monitor financing arrangements to align with shareholder interests and long-term strategic growth.

On June 2, 2025, the Company issued 224,981 shares of common stock pursuant to the cashless exercise of 699,143 equity-classified warrants. The warrants had an exercise price of $1.50 per share and were classified as equity instruments under ASC 505-20. The warrant holder elected to exercise the warrants on a cashless basis, surrendering 280,999 warrants in lieu of cash payment. The number of shares issued was calculated using a formula set forth in the warrants that takes into account the difference between the market price and the exercise price of the warrants. Specifically, the calculation used the volume-weighted average price (VWAP) of $2.20 per share on the relevant trading day, subtracted the exercise price of $1.50, and then multiplied the result by the number of warrants eligible for exercise, which was 699,143. This product was then divided by the VWAP of $2.20 to determine the final number of shares issued.

The Company recorded:

●	An increase in Common Stock of $23;

●	An increase in APIC – Common Stock of $23.

No cash was received. The transaction was accounted for entirely within equity, and the warrants were extinguished upon exercise.

On June 5, 2025, holder of the Company’s Series B Convertible Preferred Stock converted 100 shares of Series B Convertible Preferred Stock (with an aggregate stated value of $110,000) into 73,333 shares of common stock of the Company pursuant to the terms of such Series B Convertible Preferred Stock, including the current conversion price of $1.50 per share.

On June 5, 2025, the Company delivered an Advance Notice to the Purchaser and sold the Purchaser 100,000 shares of common stock pursuant to the terms of the ELOC for $1.9319 per share for a total of $193,190, net of fees, discounts and expenses.

On June 9, 2025, the Company received a Notice of Exercise from a holder of warrants to purchase shares of common stock relating to the exercise of warrants to purchase 100,000 shares of common stock with an exercise price of $1.50 per share. The Company received the $150,000 aggregate exercise price and issued 100,000 shares of common stock.

As described in Note 3 above, on June 10, 2025, the Company delivered an Advance Notices to Platinum Point Capital and sold Platinum Point Capital 261,667 shares of common stock pursuant to the terms of the ELOC ranging from $1.43 to $1.79 per share for a total of $366,830, net of fees, discounts and expenses.

On July 2, 2025, we entered into a First Amendment to Consulting Agreement with LSTM whereby LSTM agreed to provide additional general consulting services as reasonably requested by the Company during the term of the agreement related to MangoRx Mexico S.A., which was for 12 months, unless otherwise earlier terminated due to breach of the agreement by either party, and the failure to cure such breach 30 days after written notice thereof. In consideration for agreeing to provide the additional services under the agreement, the Company issued LSTM an additional 250,000 shares (for a total of 450,000 shares of common stock) and which were issued under the Company’s 2022 Plan. The shares were valued at $1.51 per share for a total of $377,500.

On July 3, 2025, we entered into a Consulting Agreement with Dr. Douglas Christianson (“Dr. Christianson”), whereby Dr. Christianson agreed to provide medical research and product development services in connection with assisting in identifying and formulating additional products for both PeachesRx and MangoRx, which was for 12 months, unless otherwise earlier terminated due to breach of the agreement by either party, and the failure to cure such breach 30 days after written notice thereof. In consideration for agreeing to provide the services under the agreement, the Company issued Dr. Christianson 50,000 shares of common stock under the Company’s 2022 Plan. The shares were valued at $1.49 per share for a total of $74,500.

On July 16, 2025, Indigo Capital LP, which entity held a convertible promissory note in the principal amount of $500,000, converted the principal amount of such note, and accrued interest due through maturity of $90,000, into an aggregate of 393,333 shares of common stock of the Company at a conversion price of $1.50 per share, as set forth in the convertible promissory note.

On July 29, 2025, a holder of certain outstanding warrants of the Company, exercised warrants to purchase 198,000 shares of common stock with an exercise price of $1.50, for an aggregate of $297,000, and were issued 198,000 net shares of common stock.

On August 26, 2025, the Company entered into a Subscription Agreement pursuant to which the purchaser agreed to purchase 161,290 shares of common stock of the Company’s restricted common stock from the Company for a total of $250,000, $1.55 per share. The Subscription Agreement included customary representations and warranties of the Purchaser and the Company.

On August 27, 2025, we entered into a Consulting Agreement with Amundson Media, LLC (“Amundson”), whereby Amundson agreed to provide marketing and direct media buying strategies services for 12 months, unless otherwise earlier terminated due to breach of the agreement by either party, and the failure to cure such breach 30 days after written notice thereof. In consideration for agreeing to provide the services under the agreement, the Company issued Amundson 20,970 shares of common stock under the Company’s 2022 Plan for outstanding fees that were due. The shares were valued at $1.96 per share for a total of $41,100. Amundson will be compensated $12,000 per month the services rendered. Amundson may elect to receive the Consulting Fee, in whole or in part, in shares of the Company’s common stock (the “Consulting Shares”), in lieu of cash. Any such election must be made in writing and delivered to the Company within five (5) business days following the end of the applicable calendar month. The number of Consulting Shares to be issued shall be determined by dividing (i) the dollar amount of the Consulting Fee otherwise payable for such month by (ii) the closing price of the Company’s common stock on the last trading day of such month.

On August 29, 2025, the Company entered into four Subscription Agreements pursuant to which the purchasers agreed to purchase 548,386 shares of common stock of the Company’s restricted common stock from the Company for a total of $850,000, $1.55 per share. The Subscription Agreements included customary representations and warranties of the Purchasers and the Company.

Effective on September 9, 2025, the Company issued, after recommendation by the Compensation Committee of the Company’s Board of Directors and approval by the Board of Directors, an aggregate of 900,000 fully-vested and earned shares of Company common stock under the Second Amended and Restated Mangoceuticals, Inc. 2022 Plan, as a discretionary bonus for consideration for services rendered during 2025, to certain of the Company’s officers and directors, as discussed below.

Included as part of the issuances was the issuance of the following shares of common stock to officers and directors of the Company:

Recipient	Position With Company	Shares
Jacob D. Cohen	Chief Executive Officer and Chairman	500,000
Eugene Johnston	Chief Financial Officer	100,000
Kenny Myers	Director	100,000
Alex Hamilton	Director	100,000
Lorraine D’Alessio	Director	100,000

On September 10, 2025, we entered into a First Amendment to Consulting Agreement with Luca Consulting, LLC whereby Luca agreed to provide general consulting services as reasonably requested by the Company during the term of the agreement, which was for 12 months, unless otherwise earlier terminated due to breach of the agreement by either party, and the failure to cure such breach 30 days after written notice thereof. In consideration for agreeing to provide the additional services under the agreement and extending the agreement through September 9, 2026, the Company issued Luca an additional 500,000 shares (for a total of 560,000 shares of common stock) and which were issued under the Company’s 2022 Plan. The additional shares were valued at $2.19 per share for a total of $1,095,000.

On September 10, 2025, we entered into a Consulting Agreement with PHX Global, LLC (“PHX”). Pursuant to the Consulting Agreement, PHX agreed to provide consulting and general business advisory services as reasonably requested by the Company during the term of the agreement, which was for twelve months, unless otherwise earlier terminated due to breach of the agreement by either party, and the failure to cure such breach 30 days after written notice thereof. The agreement contains customary confidentiality and non-solicitation provisions. In consideration for agreeing to provide the services under the agreement, the Company issued PHX 500,000 shares which were issued under the Company’s 2022 Plan. The additional shares were valued at $2.19 per share for a total of $1,095,000.

On September 16, 2025, a holder of the Company’s Series B Convertible Preferred Stock converted 500 shares of Series B Convertible Preferred Stock (with an aggregate stated value of $550,000) into 366,667 shares of common stock of the Company pursuant to the terms of such Series B Convertible Preferred Stock, including the current conversion price of $1.50 per share.

On September 16. 2025, the Company issued 100,000 shares to The Loev Law Firm, PC, for legal services rendered to the Company. David M. Loev, the managing partner of The Loev Law Firm, PC is the brother-in-law of Jacob Cohen, our Chief Executive Officer. The shares, which were issued under the Company’s 2022 Plan, were valued at $2.13 per share for a total of $213,000.

On September 25, 2025, we entered into a Second Amendment to Consulting Agreement with LSTM whereby LSTM agreed to provide additional general consulting services as reasonably requested by the Company during the term of the agreement, which was for 12 months, unless otherwise earlier terminated due to breach of the agreement by either party, and the failure to cure such breach 30 days after written notice thereof. In consideration for agreeing to provide the additional services under the agreement, the Company issued LSTM an additional 250,000 shares (for a total of 700,000 shares of common stock) and which were issued under the Company’s 2022 Plan. The shares were valued at $2.16 per share for a total of $540,000.

Options:

During the year ended December 31, 2022, the Company granted a total of options to purchase 83,333 shares of common stock of the Company, under the 2022 Plan, of which 50,000 were granted to Jacob Cohen, the Company’s CEO, and 33,333 were granted to Jonathan Arango, the Company’s then President and then COO, related to their respective employment agreement. The options have an exercise price of $16.50 per share, an original life of five years and vest at the annual renewal of their employment over three years.

On May 1, 2023, the Company granted options to purchase 10,000 shares of common stock of the Company, under the 2022 Plan to Amanda Hammer, the Company’s then COO, related to her employment agreement. The options have an exercise price of $16.50 per share, an original life of five years and vest at the annual renewal of their employment over three years.

On December 28, 2023, the Company granted options to purchase 83,333 shares of common stock of the Company, under the 2022 Plan to Jacob Cohen, the Company’s CEO, related to his employment agreement. The options have an exercise price of $4.80 per share, an original life of five years and vested at the time of grant.

On March 28, 2024, Mr. Arango resigned from his position as President and Director of the Company. As detailed in his employment agreement, 18,889 unvested options were forfeited upon resignation or termination of employment as an officer and director. Mr. Arango did not exercise his 14,444 vested options by the June 28, 2024 deadline for exercise, resulting in all vested options being terminated.

On July 12, 2024, the Company granted options to purchase 13,333 shares of common stock of the Company, under the 2022 Plan to Raffi Sahul, related to his agreement to serve as manager of MangoRx IP. The options have an exercise price of $5.55 per share, an original life of three years and vested immediately.

On September 9, 2025, the Company granted options to purchase 2,000,000 shares of common stock of the Company, under the 2022 Plan to Jacob Cohen, in consideration for services rendered and to be rendered to the Company as Chief Executive Officer of the Company. The options have a term of ten years, an exercise price of $2.30 per share, which was the closing sales price of the Company’s common stock on September 9, 2025, the grant date; vest over 18 months with 500,000 of the options vesting upon grant and 500,000 of the options vesting on the 6th, 12th, and 18th month anniversaries of the grant date, subject to Mr. Cohen’s continued service with the Company on such vesting date; and vest in full upon any termination of Mr. Cohen by the Company without cause, or by Mr. Cohen for good reason, or upon a change of control of the Company.

For the nine months ended September 30, 2025 and 2024, $1,201,751 and $197,703, respectively, have been recorded and included as stock-based compensation expense on the condensed consolidated statement of operations. Mr. Cohen, Mr. Arango (former President and Director) and Ms. Hammer (former COO) are related parties.

The following table summarizes common stock option activity:

	Options	Weighted Average Exercise Price
Outstanding, December 31, 2023	176,666	$10.98

Granted	13,333	$5.55
Exercised	-	-
Expired / Forfeited	(33,333)	16.50
Outstanding, December 31, 2024	156,666	$9.34

Granted	2,000,000	$2.30
Exercised	-	-
Expired / Forfeited	-	-
Outstanding, September 30, 2025	2,156,666	$2.81
Exercisable, September 30, 2025	654,444	$3.94

The weighted average exercise prices, remaining lives for options granted, and exercisable as of September 30, 2025 were as follows:

	Outstanding Options			Exercisable Options
Options Exercise Price Per Share	Shares	Life (Years)	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
$16.50	60,000	2.87	$16.50	54,167	$16.50
$4.80	83,333	3.25	$4.80	83,333	$4.80
$5.55	13,333	1.78	$5.55	13,333	$5.55
$2.30	2,000,000	.99	$2.30	500,000	$2.30

As of September 30, 2025, The aggregate initial fair value of the options measured on the grant dates of August 31, 2022, May 1, 2023, December 28, 2023, July 12, 2024, and September 9, 2025 was calculated using the Black-Scholes option pricing model based on the following assumption:

Fair Value of common stock on measurement date	$31.85 – 4.31
Risk free interest rate	4.13% - 4.10%
Volatility	142.96% - 136.49%
Dividend Yield	0%
Expected Term	5.75 - 3.0

(1)	The risk-free interest rate was determined by management using the market yield on U.S. Treasury securities with comparable terms as of the measurement date.
(2)	The trading volatility was determined by calculating the volatility of the Company’s peer group.
(3)	The Company does not expect to pay a dividend in the foreseeable future.
(4)	The Company, in accordance with staff accounting bulletin (“SAB”)14-D.2, used the simplified method (plain vanilla) to determine the overall expected term.

Warrants:

In August 2022, the Company initiated a private placement of up to $2 million of units to accredited investors, with each unit consisting of one-fifteenth of a share of common stock and a warrant to purchase one-fifteenth of one share of common stock, at a price of $1.00 per unit (the “Private Placement Warrants”). The warrants have a five-year term (from each closing date that units were sold) and an exercise price of $15.00 per share. In total, we sold an aggregate of 2,000,000 units for $2,000,000 to 23 accredited investors between August 16, 2022 and December 22, 2022. There were Private Placement Warrants to purchase 65,033 and 65,033 shares of common stock outstanding as of September 30, 2025 and December 31, 2024, respectively.

As additional consideration in connection with the IPO, upon the closing of the IPO, we granted Boustead Securities, LLC, the representative of the underwriters named in the Underwriting Agreement for the IPO, warrants to purchase 5,833 shares of common stock with an exercise price of $75.00 per share, which were exercisable six months after the effective date of the registration statement filed in connection with the IPO (March 20, 2023) and expire five years after such effectiveness date, or March 20, 2028. The fair value of the warrants on the grant date was $31,995.

As additional consideration in connection with the follow-on offering, upon the closing of the follow-on offering, we granted Boustead Securities, LLC, the representative of the underwriters named in the Underwriting Agreement for the follow on offering following the IPO, warrants to purchase 18,667 shares of common stock with an exercise price of $5.70 per share, which were exercisable six months after the effective date of the registration statement filed in connection with the follow-on offering (December 19, 2023) and expire five years after such effectiveness date. The fair value of the warrants on the grant date was $78,174.

On January 22, 2024, pursuant to an Underwriting Agreement, the Company also issued a common stock purchase warrant to the representative of the underwriters for the purchase of 2,800 shares of its common stock at an exercise price of $5.63, subject to adjustments. The warrants are exercisable at any time and from time to time, in whole or in part, until December 14, 2028, and may be exercised on a cashless basis. The warrants also include customary anti-dilution provisions and immediate piggyback registration rights with respect to the registration of the shares underlying the warrants. The warrants and the shares of common stock underlying the warrants were registered as a part of the follow-on registration statement. The fair value of the warrants on the grant date was $12,086.

On April 4, 2024, pursuant to the SPA with the Purchaser, the Company issued a common stock purchase warrant for the purchase of 220,000 shares of its common stock at an exercise price of $3.90 per share to the Purchaser. The warrant is exercisable at any time and from time to time, in whole or in part, until April 4, 2029. The fair value of the warrant on the grant date was $681,352.

On June 28, 2024, pursuant to the SPA (as amended), the Company issued a common stock purchase warrant for the purchase of 66,667 shares of its common stock at an exercise price of $7.50 per share to the Purchaser. The warrant is exercisable at any time and from time to time, in whole or in part, until June 28, 2029. The fair value of the warrant on the grant date was $260,750.

On June 28 2024, pursuant to the SPA (as amended), the Company issued a common stock purchase warrant for the purchase of 33,333 shares of its common stock at an exercise price of $15.00 per share to the Purchaser. The warrant is exercisable at any time and from time to time, in whole or in part, until June 28, 2029. The fair value of the warrant on the grant date was $122,341.

On August 22, 2024, we entered into a Consulting Agreement with Levo Healthcare Consulting, Inc. (“Levo”), to provide marketing services to the Company during the term of the agreement, which is for six months unless otherwise earlier terminated due to breach of the agreement by either party and the failure to cure such breach 30 days after written notice thereof.

In consideration for agreeing to provide the services under the agreement, the Company agreed to pay $6,250 in cash and issue Levo 13,000 shares of restricted common stock under the 2022 Plan. The shares were valued at $4.35 per share for a total of $56,160. The Company also agreed to issue warrants to purchase 20,000 shares of common stock of the Company, based on certain milestones being met. The warrants will expire three years from the date of milestone being reached. The agreement contains customary confidentiality and non-solicitation provisions. None of the milestones had been met as of December 31, 2024. In accordance with ASC 718, we have calculated the fair value to be $68,170 on the grant date of August 22, 2024, using the Black-Scholes Valuation Model. As of November 14, 2025, no milestones have been met and therefore no warrants have been issued to Levo pursuant to the agreement.

From December 18 - 31, 2024, pursuant to the December 2024 SPAs, the Company issued a common stock purchase warrant for the purchase of 528,000 shares of its common stock at a weighted average exercise price of $2.62 per share to the December 2024 Purchasers. The warrant is exercisable at any time and from time to time, in whole or in part, until December 18 -31, 2029. The fair value of the warrants on the grant date was $1,193,837.

Effective on January 3rd and 6th, 2025, we agreed to definitive terms on the January 2025 SPAs with the January 2025 Purchasers pursuant to which the Company sold the January 2025 Purchasers, and the January 2025 Purchasers purchased from the Company, 300 shares of Series B Preferred Stock for $300,000, and warrants to purchase 396,000 shares of common stock with an exercise price of $2.61 per share; 500 shares of Series B Preferred Stock for $500,000, and warrants to purchase 660,000 shares of common stock with an exercise price of $2.59 per share; and 50 shares of Series B Preferred Stock for $50,000, and warrants to purchase 66,000 shares of common stock with an exercise price of $2.59 per share, respectively. Each of the SPAs closed on the dates they were entered into, and the warrants were granted on the same dates. The fair value of the warrants on the grant date was $2,226,602.

On February 10, 2025, the Company received a Notice of Exercise from a holder of warrants to purchase shares of common stock relating to the exercise of warrants to purchase 140,000 shares of common stock with an exercise price of $1.50 per share. The Company received the $210,000 aggregate exercise price and issued 140,000 shares of common stock to the prior holder on February 11, 2025.

On February 11, 2025, the Company received a Notice of Exercise from a holder of warrants to purchase shares of common stock relating to the exercise of warrants to purchase 100,000 shares of common stock with an exercise price of $1.50 per share. The Company received the $150,000 aggregate exercise price and issued 100,000 shares of common stock to the prior holder on February 11, 2025.

On February 11, 2025, the Company received a Notice of Exercise from a holder of warrants to purchase shares of common stock relating to the exercise of warrants to purchase 100,000 shares of common stock with an exercise price of $1.50 per share. The Company received the $150,000 aggregate exercise price and issued 100,000 shares of common stock to the prior holder on February 11, 2025.

On February 14, 2025, the Company received a Notice of Exercise from a holder of warrants to purchase shares of common stock relating to the exercise of warrants to purchase 80,000 shares of common stock with an exercise price of $1.50 per share. The Company received the $120,000 aggregate exercise price and issued 80,000 shares of common stock to the prior holder on February 14, 2025.

On June 2, 2025, the Company completed a cashless exercise of 294,643 equity-classified warrants, resulting in the issuance of 93,731 shares of common stock without receiving cash proceeds. The warrants carried an exercise price of $1.50 per share and were exercised in accordance with a contractual net share settlement provision. The number of shares issued was calculated using a formula set forth in the warrants that takes into account the difference between the market price and the exercise price of the warrants. Specifically, the calculation used the volume-weighted average price (VWAP) of $2.20 per share on the relevant trading day, subtracted the exercise price of $1.50, and then multiplied the result by the number of warrants eligible for exercise, which was 294,643. This product was then divided by the VWAP of $2.20 to determine the final number of shares issued.

This non-cash transaction removed 294,643 warrants from the Company’s outstanding instruments and added 93,731 shares to common stock outstanding. The accounting impact was recorded within stockholders’ equity with no changes to cash or liabilities.

The transaction was consistent with ASC 505-20 and reflects the Company’s approach to prudent capital management. Management continues to monitor financing arrangements to align with shareholder interests and long-term strategic growth.

On June 2, 2025, the Company issued 224,981 shares of common stock pursuant to the cashless exercise of 699,143 equity-classified warrants. The warrants had an exercise price of $1.50 per share and were classified as equity instruments under ASC 505-20. The warrant holder elected to exercise the warrants on a cashless basis, surrendering 280,999 warrants in lieu of cash payment. The number of shares issued was calculated using a formula set forth in the warrants that takes into account the difference between the market price and the exercise price of the warrants. Specifically, the calculation used the volume-weighted average price (VWAP) of $2.20 per share on the relevant trading day, subtracted the exercise price of $1.50, and then multiplied the result by the number of warrants eligible for exercise, which was 699,143. This product was then divided by the VWAP of $2.20 to determine the final number of shares issued.

The Company recorded:

●	An increase in Common Stock of $23; and

●	An increase in APIC – Common Stock of $23.

No cash was received. The transaction was accounted for entirely within equity, and the warrants were extinguished upon exercise.

On June 9, 2025, the Company received a Notice of Exercise from a holder of warrants to purchase shares of common stock relating to the exercise of warrants to purchase 100,000 shares of common stock with an exercise price of $1.50 per share. The Company received the $150,000 aggregate exercise price and issued 100,000 shares of common stock.

On July 29, 2025, a holder of certain outstanding warrants of the Company, exercised warrants to purchase 198,000 shares of common stock with an exercise price of $1.50, for an aggregate of $297,000, and was issued 198,000 net shares of common stock.

As of September 30, 2025 and December 31, 2024, the fair value of warrants outstanding was $2,611,413 and $2,895,787, respectively. Because the warrants vested immediately, the fair value was assessed on the grant date. During the nine months ended September 30, 2025, there were 997,899 warrants to purchase common stock issued at a fair value of $2,611,413 on the grant date.

The following table summarizes common stock warrants activity:

	Warrants	Weighted Average Exercise Price Per Share
Outstanding, December 31, 2023	89,533	$16.95

Granted	850,800	$5.75
Exercised	-	-
Expired	-	-
Cancelled	-	-
Outstanding, December 31, 2024	940,333	$5.08

Granted	1,482,709	$1.50
Exercised	1,427,143	$1.50
Expired	-	-
Cancelled	-	-
Outstanding, September 30, 2025	997,899	$3.05
Exercisable, September 30, 2025	997,899	$3.05

The weighted average exercise prices, remaining lives for warrants granted, and exercisable as of September 30, 2025, were as follows:

	Outstanding and Vested Warrants
Weighted Average Warrant Exercise Price Per Share	Shares	Life (Years)
$3.05	997,899	3.75

As of September 30, 2025, warrants to purchase 997,899 shares of common stock are outstanding and vested, and the vested stock warrants have a weighted average remaining life of 4.90 years.

The aggregate initial fair value of the warrants granted in 2024 and 2025 was calculated using the Black-Scholes option pricing model based on the following assumptions:

Fair Value of common stock on measurement date	$3.12 - $51.12
Risk free interest rate	From 3.82% to 4.59%
Volatility	From 135.75% to 238.00%
Dividend Yield	0%
Expected Term	3 - 5 years

(1)	The risk-free interest rate was determined by management using the market yield on U.S. Treasury securities with comparable terms as of the measurement date.
(2)	The trading volatility was determined by calculating the volatility of the Company’s peer group.
(3)	The Company does not expect to pay a dividend in the foreseeable future.

NOTE 9 – CAPITAL STOCK

Preferred Stock

The Company is authorized to issue up to 10,000,000 shares of “blank check” preferred stock, $0.0001 par value.

Series B Convertible Preferred Stock

On March 28, 2024 and amended on June 27, 2024, the Company designated 6,000 shares of the Company’s Series B Convertible Preferred Stock, par value $0.0001 per share (the “Series B Preferred Stock”). Each Series B Preferred Stock share has a stated value equal to $1,100, subject to increase under the terms of the designation (the “Stated Value”). As of December 31, 2024 and December 31, 2023, there were 2,770 (which includes a 1,150 share subscription receivable) and -0- shares of Series B Preferred Stock issued and outstanding, respectively.

On April 5, 2024, we agreed to definitive terms on a Securities Purchase Agreement dated April 4, 2024, with an institutional accredited investor, pursuant to which the Company agreed to sell to the Purchaser, and the Purchaser agreed to purchase from the Company, 1,500 shares of Series B Preferred Stock for $1,650,000, and warrants to purchase up to 220,000 shares of common stock for an aggregate purchase price of $1,500,000. On the Initial Closing Date, the Company sold the Purchaser 500 shares of Series B Preferred Stock and the Initial Warrants, for an aggregate of $500,000. The Initial Warrants can be exercised separately from the Series B Preferred Stock. Thus, the warrants are a freestanding financial instrument.

On April 26, 2024, the Company partially closed a planned second closing under the SPA whereby the Purchaser paid $150,000 to the Company in consideration for 150 shares of Series B Preferred Stock.

On May 17, 2024, the Company closed the remaining portion of the Second Closing whereby the Purchaser paid $100,000 to the Company in consideration for 100 shares of Series B Preferred Stock.

On April 28, 2024, the Company and the Purchaser entered into an Omnibus Amendment Agreement No. 1, which amended the SPA to, adjust the closings which were to take place under the SPA as follows:

#	Initial Stated Value of Preferred Stock to be issued by installment	Warrants to be issued	Closing Date	Aggregate Purchase Price by installment (USD)
Initial Closing	$550,000	220,000	Initial Closing Date	$500,000
Second Closing	$275,000		On or before June 30, 2024	$250,000
Third Closing	$825,000	100,000	On or before June 30, 2024	$750,000
Fourth Closing	$1,100,000		Such date as is no later than 180 days after the shares of common stock issuable in respect of the Series B Preferred Stock sold in each of the Initial Closing, Second Closing, the Third Closing, and the Fourth Closing have been registered under the Securities Act, subject to any limitations pursuant to Rule 415	$1,000,000
Total	$2,750,000	320,000		$2,500,000

On June 28, 2024, the Company sold the Purchaser 750 shares of Series B Preferred Stock and (a) warrants to purchase up to 66,667 shares of common stock at an exercise price of $7.50 per share; and (b) warrants to purchase up to 33,333 shares of common stock at an exercise price of $15.00 per share. The warrants can be exercised separately from the Series B Preferred Stock. Therefore, the warrants are a freestanding financial instrument.

If at any time the warrants are outstanding there occurs any share split, share dividend, share combination recapitalization or other similar transaction involving the common stock (each, a “Share Combination Event”, and such date thereof, the “Share Combination Event Date”) and the Event Market Price (defined below) is less than the then exercise price then in effect, then on the sixth trading day immediately following such Share Combination Event Date, the Exercise Price then in effect on such sixth trading day is automatically reduced (but in no event increased) to the Event Market Price. The “Event Market Price” means, with respect to any Share Combination Event Date, the quotient determined by dividing (x) the sum of the volume weighted average price of the common stock for each of the five trading days ending and including the trading day immediately preceding the sixth trading day after such Share Combination Event Date, divided by (y) five. In connection with the Reverse Stock Split, the exercise price of the Warrants was automatically adjusted to $2.53 per share.

As described in the table above, the sale of an additional 1,000 shares of Series B Preferred Stock in the Fourth Closing was subject to certain conditions to closing and is expected to occur within 180 days after the shares of common stock issuable upon conversion of the Series B Preferred Stock sold in the Initial Closing, Second Closing, Third Closing and Fourth Closing, have been registered under the Securities Act

On May 21, 2024, 50 shares of Series B Preferred Stock (with an aggregate stated value of $55,000) were converted by the holder into 18,062 shares of common stock at a conversion price of $3.045 per share.

On May 22, 2024, 155 shares of Series B Preferred Stock (with an aggregate stated value of $170,500) were converted into 55,993 shares of common stock at a conversion price of $3.045 per share.

On May 24, 2024, 150 shares of Series B Preferred Stock (with an aggregate stated value of $165,000) were converted into 54,187 shares of common stock at a conversion price of $3.045 per share.

On July 9, 2024, 135 shares of Series B Preferred Stock (with an aggregate stated value of $148,500) were converted by the holder into 35,779 shares of common stock at a conversion price of $4.1505 per share.

On July 24, 2024, 50 shares of Series B Preferred Stock (with an aggregate stated value of $11,000) were converted by the holder into 2,245 shares of common stock at a conversion price of $4.90 per share.

On August 26, 2024, the Company partially closed the Fourth Closing under the SPA whereby the Purchaser paid $500,000 to the Company in consideration for 500 shares of Series B Preferred Stock.

On September 26, 2024, the Company partially closed the Fourth Closing under the SPA whereby the Purchaser paid $250,000 to the Company in consideration for 250 shares of Series B Preferred Stock.

A total of 250 shares of Series B Preferred Stock remain to be sold under the Fourth Closing for $250,000 of total consideration as of December 31, 2024.

On September 26, 2024, 140 shares of Series B Preferred Stock (with an aggregate stated value of $154,000) were converted by the holder into 47,903 shares of common stock at a conversion price of $3.21 per share.

On October 2, 2024, 190 shares of Series B Preferred Stock (with an aggregate stated value of $209,000) were converted by the holder into 66,923 shares of common stock at a conversion price of $3.12 per share.

On October 18, 2024, 200 shares of Series B Preferred Stock (with an aggregate stated value of $220,000) were converted by the holder into 93,299 shares of common stock at a conversion price of $2.36 per share.

During 2024, as required in under the terms of the Series B Preferred Stock, the Company paid the accrued dividends on the Series B Preferred Stock through the issuance of 28,067 shares of common stock which resulted in a deemed dividend of approximately $70,168 that is reflected on the Company’s consolidated statement of changes in stockholders’ equity, as Preferred stock B dividend in common stock.

Effective on December 18, 19, and 31, 2024, we agreed to definitive terms on Securities Purchase Agreements (the “SPAs”), with certain institutional accredited investors (the “Purchasers”), pursuant to which the Company sold the Purchasers, and the Purchasers purchased from the Company, 250 shares of Series B Preferred Stock for $250,000, and warrants to purchase 330,000 shares of common stock with an exercise price of $2.71 per share, 100 shares of Series B Preferred Stock for $100,000, and warrants to purchase 132,000 shares of common stock with an exercise price of $2.57 per share, and 50 shares of Series B Preferred Stock for $50,000, and warrants to purchase 60,000 shares of common stock, with an exercise price of $2.57 per share. Each of the SPAs closed on the dates they were entered into, and the warrants were granted on the same dates.

If at any time the warrants are outstanding there occurs any share split, share dividend, share combination recapitalization or other similar transaction involving the common stock (each, a “Share Combination Event”, and such date thereof, the “Share Combination Event Date”) and the Event Market Price (defined below) is less than the then exercise price then in effect, then on the sixth trading day immediately following such Share Combination Event Date, the Exercise Price then in effect on such sixth trading day is automatically reduced (but in no event increased) to the Event Market Price. The “Event Market Price” means, with respect to any Share Combination Event Date, the quotient determined by dividing (x) the sum of the volume weighted average price of the common stock for each of the five trading days ending and including the trading day immediately preceding the sixth trading day after such Share Combination Event Date, divided by (y) five.

As of December 31, 2024, there were 2,770 (which includes a 1,150 share subscription receivable) Series B Preferred Stock shares outstanding.

6% Series C Convertible Cumulative Preferred Stock

On April 18, 2024, the Company designated 6,250,000 shares of a then new series of preferred stock, par value $0.0001 per share, the Company’s “6% Series C Convertible Cumulative Preferred Stock” (the “Series C Preferred Stock”). As of December 31, 2024 and 2023, there were 980,000 and -0- shares of Series C Preferred Stock issued and outstanding, respectively. The Series C Preferred Stock has a stated value equal to $20 per share, subject to increase under the terms of the designation (the “Stated Value”).

During 2024, as required under the terms of the Series C Preferred Stock, the Company has accrued but undeclared dividends on the Series C Preferred Stock totaling $802,109, which will be added to the stated value.

On April 24, 2024, the Company entered into a Patent Purchase Agreement, with Intramont Technologies, Inc. (“Intramont” and the “IP Purchase Agreement”). Pursuant to the IP Purchase Agreement, the Company purchased certain patents and patent applications owned by Intramont, related to the prevention of infections, including the common cold, respiratory diseases, and orally transmitted diseases such as human papillomavirus (HPV), in consideration for $20,000,000, which was payable to Intramont by (a) the issuance of 980,000 shares of Series C Preferred Stock, with a face value of $20.00 per share, for a total value of $19,600,000; and (b) $400,000 in cash, (i) with $200,000 payable on or before June 30, 2024, (ii) $100,000 payable on or before August 31, 2024, and (iii) $100,000 payable on or before November 30, 2024. The Company and Intramont have agreed to payment in full by December 31, 2024, of which $27,000 has been paid as of December 31, 2024.

On February 11, 2025, and effective on December 31, 2024, we and Intramont entered into a letter agreement, amending the IP Purchase Agreement (the “Amendment Letter”), pursuant to which Intramont has agreed that all funds paid by the Company towards the furtherance and development of the Patents would be credited against the Cash Payments owed to Intramont and we agreed to work in good faith with Intramont on financing, developing and commercializing the Patents.

As a result of the Amendment Letter, a total of $306,118 remains due to Intramont in connection with the Cash Payments as of March 20, 2025, which the Company expects to pay over time, by way of expenses associated with the development of the Patents.

Common Stock

On October 5, 2024, the Company announced that the Board of Directors approved a reverse stock split of its common stock at a ratio of 1-to-15. The Reverse Stock Split was completed on October 16, 2024 and resulted in 32,019,354 issued and outstanding shares of common stock being reduced to 2,134,625 shares of common stock.

The Reverse Stock Split had no effect on the par value or on the number of authorized shares of common stock. The Company issued one whole share of common stock to any shareholder that would have received a fractional share as a result of the Reverse Stock Split. Therefore, no fractional shares were issued in connection with the Reverse Stock Split and no cash or other consideration was paid in connection with any fractional shares that resulted from the Reverse Stock Split.

As the par value per share of common stock was not changed in connection with the Reverse Stock Split, we recorded a decrease to common stock on our consolidated balance sheet with a corresponding increase in additional paid-in capital as of December 31, 2023. The Company adjusted the number of outstanding shares of common stock on the consolidated balance sheet and in the statement of changes in stockholders’ equity for all periods presented to reflect the impacts of the Reverse Stock Split.

Unless otherwise noted, all references in the consolidated financial statements and notes to consolidated financial statements to the number of shares, per share data, restricted stock and stock option data have been retroactively adjusted to give effect to the Reverse Stock Split for each period presented.

The Company is authorized to issue 200,000,000 shares of common stock, par value $0.0001 per share, of which 3,245,641 shares were issued and outstanding at December 31, 2024, and 1,427,967 shares were issued and outstanding at December 31, 2023.

On September 1, 2023, we entered into a service agreement with Greentree Financial Group, Inc. (“Greentree” and the “Service Agreement”). Pursuant to the Service Agreement, Greentree agreed to perform the following services: (a) bookkeeping services for the Company for the period from October 1, 2023 through September 30, 2024; (b) advice and assistance to the Company in connection with the conversion of its financial reporting systems, including its projected consolidated financial statements, to a format that is consistent with US GAAP; (c) assistance to the Company with compliance filings for the quarters ended September 30, 2023, March 31, 2024, June 30, 2024 and the year ended December 31, 2023, including the structure and entries as well as assistance with US GAAP footnotes; (d) reviewing, and providing advice to the Company on, all documents and accounting systems relating to its finances and transactions, with the purpose of bringing such documents and systems into compliance with US GAAP or disclosures required by the SEC; and (e) providing necessary consulting services and support as a liaison for the Company to third party service providers, including coordination amongst the Company and its attorneys, CPAs and transfer agent. Since February 2015, Mr. Eugene (Gene) M. Johnston, our Chief Financial Officer (who was appointed October 1, 2022) has served as an Audit Manager for Greentree.

The Company agreed to issue Greentree 5,000 shares of the Company’s restricted common stock upon the parties’ entry into the agreement, and to pay Greentree $40,000 in cash, payable as follows: (a) $20,000 on or before September 30, 2023; (b) $20,000 on or before March 31, 2024, each of which payments were timely made. We also agreed to reimburse Greentree for its reasonable out-of-pocket expenses incurred in connection with Greentree’s activities under the agreement, including the reasonable fees and travel expenses for the meetings on behalf of the Company. The Service Agreement includes customary indemnification obligations requiring the Company to indemnify Greentree and its affiliates with regard to certain matters. The shares were valued at $16.95 per share for a total of $84,752.

On October 1, 2023, the Company executed a Summary of Terms and Conditions (“Consulting Agreement”) with Gene Johnston (“Johnston”) continuing his appointment as the Company’s Chief Financial Officer on a full-time basis for a term of 12 months. Pursuant to the Consulting Agreement, the Company issued Johnston 3,333 shares of the Company’s common stock and agreed to pay $2,000 per month. The Consulting Shares were issued under, and subject to the terms of, the Company’s 2022 Equity Incentive Plan.

On October 10, 2023, we entered into a Consulting Agreement with Luca Consulting, LLC (“Luca”), to provide certain management and consulting services to the Company during the term of the agreement, which was for three months. In consideration for agreeing to provide the services under the agreement, the Company issued 13,333 shares of the Company’s restricted common stock upon the parties’ entry into the agreement and to pay Luca $15,000 in cash, payable as follows: (a) $5,000 on the signing of the agreement; (b) $5,000 on the tenth of each month throughout the remainder of the agreement. The Service Agreement includes customary indemnification obligations requiring the Company to indemnify Luca and its affiliates with regard to certain matters. The shares were valued at $9.45 per share for a total of $126,000.

On November 1, 2023, we entered into an Influencer Agreement with Jason Szkup (“Scoop”) to promote its products or services through social media platforms and other online channels. In consideration for agreeing to provide the services under the agreement, the Company agreed to pay Scoop $10,000 in cash and issue 2,000 shares of common stock. The shares were valued at $8.70 per share for a total of $17,400. The Shares were issued under, and subject to the terms of, the Company’s 2022 Equity Incentive Plan.

On November 1, 2023, the Board of Directors appointed Dr. Douglas Christianson, ND (“Dr. Christianson”), an independent, non-Board member and non-Company employee, to the Advisory Board. In connection with Dr. Christianson’s appointment to the Advisory Board, the Company entered into an Advisor Agreement (the “Dr. Christianson Consulting Agreement”), with Dr. Christianson, whereby the Company agreed to issue Dr. Christianson 3,333 shares of common stock. The Shares were issued under, and subject to the terms of, the Company’s 2022 Equity Incentive Plan. The Company will reimburse Dr. Christianson for reasonable out-of-pocket expenses, including, without limitation, travel expenses incurred by him in connection with the Company’s requests of the performance of his duties to the Company in service on the Advisory Board. The shares were valued at $8.70 per share for a total of $29,000.

On November 15, 2023, we renewed a Consulting Agreement with PHX Global, LLC (“PHX”). Pursuant to the Consulting Agreement, PHX agreed to provide consulting and general business advisory services as reasonably requested by the Company during the term of the agreement, which was for 12 months, unless otherwise earlier terminated due to breach of the agreement by either party, and the failure to cure such breach 30 days after written notice thereof. In consideration for agreeing to provide the services under the agreement, the Company issued PHX 13,333 shares of restricted common stock. The agreement contains customary confidentiality and non-solicitation provisions. The shares were valued at $7.05 per share for a total of $94,000.

On December 11, 2023, the Company entered into a Marketing Agreement with Marius Pharmaceuticals (“Marius”) to market and sell KYZATREX®, an innovative FDA-approved oral Testosterone Replacement Therapy (TRT) product, under the program, ‘PRIME’ by MangoRx (the “Permitted Purpose”). During the term of the agreement, Marius granted to the Company a non-exclusive, non-transferable, royalty-free license to use the Marius Marks in the United States (the “Territory”) for the sole purpose of the Permitted Purpose. The term of the initial agreement is for two years, automatically renewable for successive one-year terms, subject to certain performance targets as agreed upon each year. As consideration for the license the Company issued Marius 6,667 shares of the Company’s common stock (the “Marius Shares”). The Marius Shares were issued to Marius upon signing of the Agreement and were fully earned upon issuance. The shares were valued at $8.70 per share for a total of $58,000.

On December 19, 2023, the Company sold 266,667 shares of its common stock at a price of $4.50 per share to investors in connection with a follow-on offering for gross proceeds of $1,200,000.

On January 2, 2024, we entered into a Consulting Agreement with G&P General Consulting (“G&P”), Pursuant to the Consulting Agreement, G&P agreed to provide consulting and general business advisory services as it relates to the expansion of the Company’s products into additional international territory’s, including, but not limited to, the United Arab Emirates (UAE), China, Japan, Korea, and in certain regions of Asia and additional services as reasonably requested by the Company during the Term of the Agreement as reasonably requested by the Company during the term of the agreement, which was for 12 months, unless otherwise earlier terminated due to breach of the agreement by either party, and the failure to cure such breach 30 days after written notice thereof. In consideration for agreeing to provide the services under the agreement, the Company issued G&P 16,667 shares of restricted common stock. G&P was to receive an additional 33,333 shares in 90 days, if the agreement was still in place. The Consulting Shares were issued under, and subject to the terms of, the Company’s 2022 Equity Incentive Plan. The agreement contained customary confidentiality and non-solicitation provisions. The shares were valued at $4.20 per share for a total of $70,000. The Company issued G&P a total of 33,333 additional shares and the remaining contract was terminated with no additional shares being owed to G&P.

On January 10, 2024, we renewed a Consulting Agreement with Luca Consulting, LLC, to provide certain management and consulting services to the Company during the term of the agreement, which is for three months unless otherwise earlier terminated due to breach of the agreement by either party. In consideration for agreeing to provide the services under the agreement, the Company issued 13,333 shares of the Company’s restricted common stock upon the parties’ entry into the agreement and agreed to pay Luca $15,000 in cash, payable as follows: (a) $5,000 on the signing of the agreement; and (b) $5,000 on the tenth of each month throughout the remainder of the agreement. The Service Agreement includes customary indemnification obligations requiring the Company to indemnify Luca and its affiliates with regard to certain matters. The shares were valued at $4.20 per share for a total of $56,000.

On January 11, 2024, we entered into a Consulting Agreement with First Level Capital (“First Level”), to provide certain management and consulting services to the Company during the term of the agreement, which is for six months unless otherwise earlier terminated due to breach of the agreement by either party. In consideration for agreeing to provide the services under the agreement, the Company issued an initial 16,667 shares of the Company’s restricted common stock upon the parties’ entry into the agreement, agreed to issue an additional 16,667 shares of the Company’s restricted common stock, upon the parties agreeing to continue the agreement, before the end of the term of the agreement and to pay First Level $60,000 in cash, payable as follows: (a) $60,000 on the signing of the agreement; and (b) $60,000 on the approval by the Company. The Service Agreement includes customary indemnification obligations requiring the Company to indemnify First Level and its affiliates with regard to certain matters. The initial shares were valued at $4.35 per share for a total of $144,950 and no subsequent shares were issued.

On January 18, 2024, the underwriters in the follow-on offering notified the Company that they were exercising their over-allotment option in full to purchase an additional 40,000 shares of common stock, which sale closed on January 22, 2024. The net proceeds to the Company from the sale of the 40,000 shares of common stock, after deducting underwriting discounts and expenses, was approximately $160,000. Inclusive of the full exercise of the over-allotment option, a total of 306,667 shares of common stock were issued and sold in the follow-on offering.

On February 7, 2024, pursuant to the Consulting Agreement with G&P, the Company issued G&P another 16,667 shares of restricted common stock. The Consulting Shares were issued under, and subject to the terms of, the Company’s 2022 Equity Incentive Plan. The shares were valued at $6.15 per share for a total of $102,500. The Company subsequently terminated the Consulting Agreement with G&P and there were no additional shares owed to G&P as a result of the termination.

On March 21, 2024, we entered into an Amendment to the January 10, 2024 consulting agreement with Luca, extending the agreement for an additional six months (the “Luca Amendment”). In consideration for entering into the Luca Amendment, the Company issued 33,333 shares of the Company’s restricted common stock to Luca upon the parties’ entry into the Luca Amendment and agreed to continue to pay Luca $5,000 in in cash on the tenth of each month throughout the remainder of the extended agreement. The shares were valued at $2.96 per share for a total of $98,750.

On March 21, 2024, we entered into a Consulting Agreement with Zvonimir Moric, an individual (“Zee”). Pursuant to the consulting agreement, Zee agreed to provide consulting and general business advisory services as it relates to making introductions to strategic partners to expand the sales of the Company’s products and additional services as reasonably requested by the Company during the Term of the Agreement as reasonably requested by the Company during the term of the agreement, which is for 12 months, unless otherwise earlier terminated due to breach of the agreement by either party, and the failure to cure such breach 30 days after written notice thereof. In consideration for agreeing to provide the services under the agreement, the Company issued Zee 10,000 shares of restricted common stock. The agreement contains customary confidentiality and non-solicitation provisions. The shares were valued at $2.96 per share for a total of $29,625. On January 28, 2025, the Company assigned this agreement to Mango & Peaches Corp effective as of January 1, 2025.

On April 8, 2024, the Company entered into an Equity Purchase Agreement with the Purchaser pursuant to which the Purchaser committed to purchase up to $25,000,000 of the Company’s common stock. On April 8, 2024, the Company issued 66,667 shares of the Company’s common stock to the Purchaser as a commitment fee. The Commitment Shares were valued at $3.22 per share for a total of $214,900.

On April 25, 2024, the Company amended its Consulting Agreement with PHX dated November 7, 2023 whereby the Company agreed to issue PHX an additional 13,333 shares of restricted common stock. The additional 13,333 shares were issued under, and subject to the terms of, the Company’s 2022 Equity Incentive Plan. The shares were valued at $4.20 per share for a total of $56,000.

Between May 21-24, 2024, a holder of Series B Preferred Stock converted a total of 355 shares of Series B Preferred Stock into 128,243 shares of common stock, in accordance with the terms of the Series B Preferred Stock. The shares were valued at $3.045 per share for a total value of $390,500.

On May 21, 2024, the Company sold 16,667 shares of common stock to the Purchaser pursuant to the terms of the ELOC, at $7.20 per share for a total of $119,750, before fees, discounts and expenses.

On May 22, 2024, the Company sold 46,667 shares of common stock to the Purchaser pursuant to the terms of the ELOC, at $7.20 per share for a total of $337,915, before fees, discounts and expenses.

On May 23, 2024, we entered into a Consulting Agreement with Acorn Management Partners, L.L.C. (“Acorn”). Pursuant to the consulting agreement, Acorn agreed to provide consulting and general business advisory services as it relates to making introductions to strategic partners and additional services as reasonably requested by the Company during the term of the Agreement as reasonably requested by the Company during the term of the agreement. In consideration for agreeing to provide the services under the agreement, the Company issued Acorn 12,821 shares of restricted common stock. The agreement contains customary confidentiality and non-solicitation provisions. The shares were valued at $7.80 per share for a total of $100,000.

On June 5, 2024, the Board of Directors issued 83,333 shares to the certain officers, directors and employees of the Company, including 53,333 shares issued to Jacob D. Cohen, the Company’s Chief Executive Officer and Chairman, 6,667 shares issued to Amanda Hammer, the Company’s former Chief Operating Officer, 3,333 shares to Efrain Karchmer who serves as the President of MangoRx Mexico, and 6,667 shares issued to each of the Company’s three independent directors as a bonus for services rendered for 2024. These shares were issued under the Company’s 2022 Equity Incentive Plan and were valued at $5.25 per share for a total value of $437,500.

On July 9, 2024, 135 shares of Series B Preferred Stock (with an aggregate stated value of $148,500) were converted by the holder into 35,779 shares of common stock at a conversion price of $4.15 per share.

On July 22, 2024, we entered into a Consulting Agreement with John Dorsey, an individual (“Dorsey”). Pursuant to the consulting agreement, Dorsey agreed to provide certain marketing and general related services as it relates expanding the sales of the Company’s products and additional services as reasonably requested by the Company during the Term of the Agreement, which is for 12 months, unless otherwise earlier terminated due to breach of the agreement by either party, and the failure to cure such breach 30 days after written notice thereof. In consideration for agreeing to provide the services under the agreement, the Company agreed to pay Dorsey $6,000 a month and issued Dorsey a total of 13,333 shares of common stock, which vest in accordance with the following vesting schedule; a) 3,333 shares vest upon the execution of the Agreement, b) 5,000 shares vest upon the three (3) month anniversary of the Agreement, and c) 5,000 shares vest upon the six (6) month anniversary of the Agreement (the “Dorsey Consulting Shares”). Any Dorsey Consulting Shares not vested as described above are to be promptly returned to the Company by the Consultant for cancellation. The shares were valued at $6.31 per share for a total of $84,180.

The Company further agreed to issue Dorsey an additional 13,333 shares of common stock upon Dorsey assisting the Company in obtaining greater than 3,500 subscribers for its Prime oral testosterone replacement therapy medications.

On July 24, 2024, 50 shares of Series B Preferred Stock (with an aggregate stated value of $11,000) were converted by the holder into 2,245 shares of common stock at a conversion price of $4.90 per share.

On August 22, 2024, we entered into a Consulting Agreement with Levo Healthcare Consulting, Inc. (“Levo”), to provide marketing services to the Company during the term of the agreement, which is for six months unless otherwise earlier terminated due to breach of the agreement by either party and the failure to cure such breach 30 days after written notice thereof. In consideration for agreeing to provide the services under the agreement, the Company agreed to pay $6,250 in cash and issue Levo 13,000 shares of restricted common stock under the Company’s 2022 Equity Incentive Plan, as amended (the “2022 Plan”). The shares were valued at $4.35 per share for a total of $56,160. The Company also issued warrants to purchase 20,000 shares of common stock of the Company, based on certain milestones being met. The agreement contains customary confidentiality and non-solicitation provisions. In accordance with ASC 718, we have calculated the fair value to be $68,170 on the grant date of August 22, 2024, using the Black-Scholes Valuation Model.

On August 22, 2024, we entered into a Consulting Agreement with Veritas Consulting Group, Inc. (“Veritas”), to provide management consulting, business advisory, shareholder information and public relations services to the Company during the term of the agreement, which is for three months unless otherwise earlier terminated due to breach of the agreement by either party and the failure to cure such breach 30 days after written notice thereof. In consideration for agreeing to provide the services under the agreement, the Company agreed to pay $7,500 in cash and issue Veritas 10,000 shares of restricted common stock under the 2022 Plan. The shares were valued at $4.35 per share for a total of $43,200. The agreement contains customary confidentiality and non-solicitation provisions.

On September 10, 2024, we entered into an amended Consulting Agreement with Luca Consulting LLC, to provide management consulting services to the Company during the term of the agreement, which is for six months unless otherwise earlier terminated due to breach of the agreement by either party and the failure to cure such breach 30 days after written notice thereof. In consideration for agreeing to provide the services under the agreement, the Company agreed to pay $5,000 in cash and issue Luca 43,333 shares of restricted common stock under the 2022 Plan. The shares were valued at $4.05 per share for a total of $175,500. The agreement contains customary confidentiality and non-solicitation provisions.

On September 10, 2024, we entered into an amended Consulting Agreement with Zvonimir Moric, to provide consulting and general business advisory services as it relates to making introductions to strategic partners to expand the sales of the Company’s products and additional services as reasonably requested by the Company during the term of the agreement, which is for twelve months unless otherwise earlier terminated due to breach of the agreement by either party and the failure to cure such breach 30 days after written notice thereof. In consideration for agreeing to provide the services under the agreement, the Company agreed to pay $7,500 in cash and issue Zee 13,333 shares of restricted common stock under the 2022 Plan. The shares were valued at $4.05 per share for a total of $54,000. The agreement contains customary confidentiality and non-solicitation provisions.

On September 26, 2024, 140 shares of Series B Preferred Stock (with an aggregate stated value of $154,000) were converted by the holder into 47,903 shares of common stock at a conversion price of $3.21 per share.

On September 27, 2024, we extended a Consulting Agreement with PHX Global, LLC. Pursuant to the Consulting Agreement, PHX agreed to provide consulting and general business advisory services as reasonably requested by the Company during the term of the agreement, which was for six months, unless otherwise earlier terminated due to breach of the agreement by either party, and the failure to cure such breach 30 days after written notice thereof. In consideration for agreeing to provide the services under the agreement, the Company issued PHX 13,333 shares of restricted common stock. The agreement contains customary confidentiality and non-solicitation provisions. The shares were valued at $3.60 per share for a total of $48,000.

On October 1, 2024, the Company delivered an Advance Notice to Platinum Point Capital and sold Platinum Point Capital 133,334 shares of common stock pursuant to the terms of the ELOC for $3.91 per share for a total of $521,002, net of fees, discounts and expenses.

On October 2, 2024, Platinum Point Capital converted a total of 190 shares of Series B Preferred Stock of the Company into 66,923 shares of common stock of the Company, in accordance with the terms of the Series B Preferred Stock. The shares were valued at $3.12 per share for a total value of $209,000.

On October 18, 2024, Platinum Point Capital converted a total of 200 shares of Series B Preferred Stock of the Company into 93,299 shares of common stock of the Company, in accordance with the terms of the Series B Preferred Stock. The shares were valued at $2.36 per share for a total value of $220,000.

On October 25, 2024, the Company delivered an Advance Notice to Platinum Point Capital and sold Platinum Point Capital 33,333 shares of common stock pursuant to the terms of the ELOC for $2.36 per share for a total of $78,787, net of fees, discounts and expenses.

On November 11, 2024 and effective on October 1, 2024, the Company entered into a renewal of the Consulting agreement with Eugene M. Johnston, the Company’s Chief Financial Officer (the “CFO Consulting Agreement”) whereby Mr. Johnston agreed to serve as the Chief Financial Officer of the Company and to provide services to the Company as reasonably requested during the term of the CFO Consulting Agreement, which is 12 months. As consideration for the services to be provided by Mr. Johnston under the Consulting Agreement, the Company agreed to pay him (a) $4,000 per month; and (b) to issue him 25,000 shares of Company common stock under the Company’s 2022 Equity Incentive Plan, as amended, which shares vested upon execution of the CFO Consulting Agreement. The shares were valued at $2.47 per share for a total of $61,750.

The CFO Consulting Agreement may be terminated prior to the end of the term (i) with the mutual approval of the parties; (ii) with written notice by the non-breaching party, upon the breach of the agreement by the other party, and the failure to cure such breach within 30 days; or (iii) by Mr. Johnston, at any time, for any reason.

On December 2, 2024, we entered into a renewal of the service agreement with Greentree Financial Group, Inc. (“Greentree” and the “Service Agreement”). Pursuant to the Service Agreement, Greentree agreed to perform the following services: (a) assist the Company with compliance filings for the quarters ended March 31, 2025, June 30, 2025, September 30, 2025, and one annual report for the year ended December 31, 2024 (b) review and advise the Company on all documents and accounting systems relating to its finances and transactions, with the purpose of bringing such documents and systems into compliance with US GAAP or disclosures required by SEC; (c) provide necessary consulting services and support as a liaison for the Company to third-party service providers, including coordination amongst the Company and their related attorneys, CPAs and the transfer agent; (d) prepare and file the Company’s tax return with the IRS for the 2024 tax year.

The Company agreed to issue Greentree 40,000 shares of the Company’s restricted common stock upon the parties’ entry into the agreement, and to pay Greentree $40,000 in cash, payable as follows: (a) $20,000 on or before December 31, 2024; (b) $20,000 on or before March 31, 2025. We also agreed to reimburse Greentree for its reasonable out-of-pocket expenses incurred in connection with Greentree’s activities under the agreement, including the reasonable fees and travel expenses for the meetings on behalf of the Company. The Service Agreement includes customary indemnification obligations requiring the Company to indemnify Greentree and its affiliates with regard to certain matters. The shares were valued at $2.50 per share for a total of $100,000.

On December 3, 2024, the Company delivered an Advance Notice to the Platinum Point Capital and sold Platinum Point Capital 54,038 shares of common stock pursuant to the terms of the ELOC for $2.14 per share for a total of $115,763, net of fees, discounts and expenses.

On December 6, 2024, the Company delivered an Advance Notice to the Platinum Point Capital and sold Platinum Point Capital 20,962 shares of common stock pursuant to the terms of the ELOC for $2.11 per share for a total of $44,182, net of fees, discounts and expenses.

On December 13, 2024, we entered into a Consulting Agreement with North York, Ltd. (“North”), to provide consulting and general business advisory services as it relates to making introductions to strategic partners to expand the sales of the Company’s products and additional services as reasonably requested by the Company during the term of the agreement, which is for twelve months unless otherwise earlier terminated due to breach of the agreement by either party and the failure to cure such breach 30 days after written notice thereof. In consideration for agreeing to provide the services under the agreement, the Company agreed to issue North 100,000 shares of common stock under the 2022 Plan. The shares were valued at $2.61 per share for a total of $261,000. The agreement contains customary confidentiality and non-solicitation provisions.

On December 13, 2024, Board determined that it would be in the best interests of the Company and its shareholders to pay the Dividend due to Series B Preferred Stock holders by way of the issuance of 28,067 shares of common stock of the Company, based on a per share price of $2.50, as determined in the Designation.

On December 19, 2024, the Company entered into a Patent Purchase Agreement (the “Greenfield Purchase Agreement”), with Greenfield Investments, Ltd. (“Greenfield”). Pursuant to the Greenfield Purchase Agreement, we purchased certain patents and patent applications owned by Greenfield, related to mushroom-derived compositions and methods of treatment. The acquired patent encompasses nutraceutical compositions derived from functional mushrooms, including well-known varieties such as Cordyceps sinensis, Ganoderma lucidum (Reishi), and Hericium erinaceus (Lion’s Mane). These formulations are designed to deliver a range of health benefits, such as enhancing immune function, boosting cognitive performance, supporting mood and mental clarity, providing adaptogenic and antioxidant benefits, and suppressing appetite. The patent also specifies the flexibility of the formulations, allowing for the combination of these compounds in precise dosages to maximize synergistic effects. (the “Greenfield Patents”), in consideration for $1,344,150, which was paid to Greenfield by the issuance of 515,000 shares of the Company’s common stock (the “Stock”).

Options:

During the year ended December 31, 2022, the Company granted a total of 83,333 options to purchase shares of common stock of the Company, under the 2022 Plan, of which 50,000 were granted to Jacob Cohen, the Company’s CEO, and 33,333 were granted to Jonathan Arango, the Company’s then President and then COO, related to their respective employment agreement. The options have an exercise price of $16.50 per share, an original life of five years and vest at the annual renewal of their employment over three years.

On May 1, 2023, the Company granted 10,000 options to purchase shares of common stock of the Company, under the 2022 Plan to Amanda Hammer, the Company’s former COO, related to her employment agreement. The options have an exercise price of $16.50 per share, an original life of five years and vest at the annual renewal of their employment over three years.

On December 28, 2023, the Company granted 83,333 options to purchase shares of common stock of the Company, under the 2022 Plan to Jacob Cohen, the Company’s CEO, related to his employment agreement. The options have an exercise price of $4.80 per share, an original life of five years and vested at the time of grant.

On March 28, 2024, Mr. Arango resigned from his position as President and Director of the Company. As detailed in his employment agreement, 18,889 unvested options were forfeited upon resignation or termination of employment as an officer and director. Mr. Arango did not exercise his 14,444 vested options by the June 28, 2024 deadline resulting in all vested options being terminated.

On July 12, 2024, the Company granted 13,333 options to purchase shares of common stock of the Company, under the 2022 Plan to Raffi Sahul, related to his agreement to serve as manager of MangoRx IP. The options have an exercise price of $5.55 per share, an original life of three years and vested immediately.

For the years ended December 31, 2024 and 2023, $248,682 and $624,463, respectively, has been recorded and included as stock-based compensation expense on the consolidated statement of operations. Mr. Cohen, Mr. Arango (former President and Director) and Ms. Hammer are related parties.

The following table summarizes common stock option activity:

	Options	Weighted Average Exercise Price
Outstanding, December 31, 2022	83,333	$16.50
Granted	93,333	$6.05
Exercised	-	-
Expired	-	-

Outstanding, December 31, 2023	176,666	$10.98
Exercisable, December 31, 2023	120,833	$8.43

Granted	13,333	$5.55
Exercised	-	-
Expired / Forfeited	(33,333)	16.50
Outstanding, December 31, 2024	156,666	$9.34
Exercisable, December 31, 2024	140,833	$8.54

The weighted average exercise prices, remaining lives for options granted, and exercisable as of December 31, 2024 were as follows:

	Outstanding Options		Exercisable Options
Options Exercise Price Per Share	Shares	Life (Years)	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
$16.50	60,000	3.61	$16.50	44,167	$16.50
$4.80	83,333	3.99	$4.80	83,333	$4.80
$5.55	13,333	2.53	$5.55	13,333	$5.55

As of December 31, 2024, the fair value of exercisable options outstanding was $837,315. The aggregate initial fair value of the options measured on the grant dates of August 31, 2022, May 1, 2023, December 28, 2023 and July 12, 2024 was calculated using the Black-Scholes option pricing model based on the following assumption:

Fair Value of common stock on measurement date	$14.90 – 4.33
Risk free interest rate	4.10% - 3.30%
Volatility	232.05% - 92.54%
Dividend Yield	0%
Expected Term	6.0-3.0

(1)	The risk-free interest rate was determined by management using the market yield on U.S. Treasury securities with comparable terms as of the measurement date.
(2)	The trading volatility was determined by calculating the volatility of the Company’s peer group.
(3)	The Company does not expect to pay a dividend in the foreseeable future.
(4)	The Company, in accordance with staff accounting bulletin (“SAB”)14-D.2, used the simplified method (plain vanilla) to determine the overall expected term.

Warrants:

In August 2022, the Company initiated a private placement of up to $2 million of units to accredited investors, with each unit consisting of one-fifteenth of a share of common stock and a warrant to purchase one-fifteenth of one share of common stock, at a price of $1.00 per unit (the “Private Placement Warrants”). The warrants have a five-year term (from each closing date that units were sold) and an exercise price of $15.00 per share. In total, we sold an aggregate of 2,000,000 units for $2,000,000 to 23 accredited investors between August 16, 2022 and December 22, 2022. There were Private Placement Warrants to purchase 65,033 and 65,033 shares of common stock outstanding as of December 31, 2024 and December 31, 2023, respectively.

As additional consideration in connection with the IPO, upon the closing of the IPO, we granted Boustead Securities, LLC, the representative of the underwriters named in the Underwriting Agreement for the IPO, warrants to purchase 5,833 shares of common stock with an exercise price of $75.00 per share, which were exercisable six months after the effective date of the registration statement filed in connection with the IPO (March 20, 2023) and expire five years after such effectiveness date, or March 20, 2028. The fair value of the warrants on the grant date was $31,995.

As additional consideration in connection with the follow-on offering, upon the closing of the follow-on offering, we granted Boustead Securities, LLC, the representative of the underwriters named in the Underwriting Agreement for the secondary offering, warrants to purchase 18,667 shares of common stock with an exercise price of $5.70 per share, which were exercisable six months after the effective date of the registration statement filed in connection with the follow-on offering (December 19, 2023) and expire five years after such effectiveness date. The fair value of the warrants on the grant date was $78,174.

On January 22, 2024, pursuant to an Underwriting Agreement, the Company also issued a common stock purchase warrant to the representative of the underwriters for the purchase of 2,800 shares of its common stock at an exercise price of $5.63, subject to adjustments. The warrants are exercisable at any time and from time to time, in whole or in part, until December 14, 2028, and may be exercised on a cashless basis. The warrants also include customary anti-dilution provisions and immediate piggyback registration rights with respect to the registration of the shares underlying the warrants. The warrants and the shares of common stock underlying the warrants were registered as a part of the follow-on registration statement. The fair value of the warrants on the grant date was $12,086.

On April 4, 2024, pursuant to the SPA with the Purchaser, the Company issued a common stock purchase warrant for the purchase of 220,000 shares of its common stock at an exercise price of $3.90 per share to the Purchaser. The warrant is exercisable at any time and from time to time, in whole or in part, until April 4, 2029. The fair value of the warrant on the grant date was $681,352.

On June 28, 2024, pursuant to the SPA (as amended), the Company issued a common stock purchase warrant for the purchase of 66,667 shares of its common stock at an exercise price of $7.50 per share to the Purchaser. The warrant is exercisable at any time and from time to time, in whole or in part, until June 28, 2029. The fair value of the warrant on the grant date was $260,750.

On June 28 2024, pursuant to the SPA (as amended), the Company issued a common stock purchase warrant for the purchase of 33,333 shares of its common stock at an exercise price of $15.00 per share to the Purchaser. The warrant is exercisable at any time and from time to time, in whole or in part, until June 28, 2029. The fair value of the warrant on the grant date was $122,341.

On August 22, 2024, we entered into a Consulting Agreement with Levo Healthcare Consulting, Inc. (“Levo”), to provide marketing services to the Company during the term of the agreement, which is for six months unless otherwise earlier terminated due to breach of the agreement by either party and the failure to cure such breach 30 days after written notice thereof. In consideration for agreeing to provide the services under the agreement, the Company agreed to pay $6,250 in cash and issue Levo 13,000 shares of restricted common stock under the 2022 Plan. The shares were valued at $4.35 per share for a total of $56,160. The Company also agreed to issue warrants to purchase 20,000 shares of common stock of the Company, based on certain milestones being met. The warrants will expire three years from the date of milestone being reached. The agreement contains customary confidentiality and non-solicitation provisions. None of the milestones had been met as of December 31, 2024. In accordance with ASC 718, we have calculated the fair value to be $68,170 on the grant date of August 22, 2024, using the Black-Scholes Valuation Model. As of March 20, 2025, no milestones have been met and therefore no warrants have been issued to Levo pursuant to the agreement.

From December 18 - 31, 2024, pursuant to the December 18, 2024 SPA, the Company issued a common stock purchase warrant for the purchase of 528,000 shares of its common stock at a weighted average exercise price of $2.62 per share to the Purchaser. The warrant is exercisable at any time and from time to time, in whole or in part, until December 18 -31, 2029. The fair value of the warrant on the grant date was $1,193,837.

As of December 31, 2024 and December 31, 2023, the fair value of warrants outstanding was $2,895,787 and $852,480, respectively. Because the warrants vested immediately, the fair value was assessed on the grant date.

The following table summarizes common stock warrants activity:

	Warrants	Weighted Average Exercise Price Per Share
Outstanding, December 31, 2022	133,333	$15.00
Granted	24,500	22.14
Exercised	(68,300)	15.00
Expired	-	-
Cancelled	-	-
Outstanding, December 31, 2023	89,533	16.95
Exercisable, December 31, 2023	89,533	16.95

Granted	850,800	5.75
Exercised	-	-
Expired	-	-
Cancelled	-	-
Outstanding, December 31, 2024	940,333	5.08
Exercisable, December 31, 2024	940,333	$5.08

The weighted average exercise prices, remaining lives for warrants granted, and exercisable as of December 31, 2024, were as follows:

	Outstanding and Vested Warrants
Weighted Average Warrant Exercise Price Per Share	Shares	Life (Years)
$5.75	940,333	4.46

As of December 31, 2024, warrants to purchase 940,333 shares of common stock are outstanding and vested, and the vested stock warrants have a weighted average remaining life of 4.46 years.

Fair Value of common stock on measurement date	$3.10 - $10.90
Risk-free interest rate	From 2.95% to 4.38%
Volatility	From 81.92% to 239.06%
Dividend Yield	0%
Expected Term	3 - 5 years

(1)	The risk-free interest rate was determined by management using the market yield on U.S. Treasury securities with comparable terms as of the measurement date.
(2)	The trading volatility was determined by calculating the volatility of the Company’s peer group.
(3)	The Company does not expect to pay a dividend in the foreseeable future.